As filed with the Securities and Exchange Commission on 17 April 1998


                              Registration No. 2-39272
                                             811-2162

                Securities and Exchange Commission
                       Washington, DC  20549

                             FORM N-4

Registration Statement Under the Securities Act of 1933      [  ]

Pre-Effective Amendment No.                                  [  ]


Post-Effective Amendment No. 43                              [ X]

Registration Statement Under the                             [ X]
Investment Company Act of 1940
Amendment No. 13


               General American Separate Account Two
                    (Exact Name of Registrant)

              General American Life Insurance Company
                        (Name of Depositor)

                         700 Market Street
                        St. Louis, MO 63101
        (Address of Depositor's Principal Executive office)

           Depositor's Telephone Number:  (314) 231-1700

                   Matthew P. McCauley, Esquire
              General American Life Insurance Company
                         700 Market Street
                       St. Louis, MO  63101
              (Name and address of Agent for Service)

                             Copy to:

                     Stephen E. Roth, Esquire
                  Sutherland, Asbill, and Brennan
                   1275 Pennsylvania Ave., N.W.
                    Washington, DC  20004-2404

It is proposed that this filing will become effective (check appropriate space)

[  ]  immediately upon filing pursuant to paragraph (b)


[ X]  1 May 1998 pursuant to paragraph (b) of Rule 485


[  ]  60 days after filing pursuant to paragraph (a)

[  ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]  75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph a(2) of Rule 485 under the Securities Act of 1933


                DECLARATION PURSUANT TO RULE 24f-2


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the fiscal year ended 31 December 1997 on 13 March 1998.

                       Cross Reference Sheet
              Pursuant to Rules 481, and 495, `33 Act

        Showing Location in Part A (Prospectus) and Part B
       (Statement of Additional Information) of Registration
           Statement of Information Required by Form N-4

                  ******************************

                              PART A

Item of Form N-4                                Prospectus Caption

1.    Cover Page                                Cover Page
2.    Definitions                               Definitions
3.    Synopsis                                  Questions and
                                                Answers About
                                                the Contract
4.    Condensed Financial Information           Financial Statements
5.    General Description of
      (a)   Depositor                           General American
                                                Life Insurance
                                                Company
      (b)   Registrant                          General American
                                                Separate Account Two
      (c)   Portfolio Company                   General American
                                                Capital Company
      (d)   Fund Prospectus                     General American
                                                Capital Company
      (e)   Voting Rights                       Voting Rights
      (f)   Administrators                      Contract Owner
                                                Inquiries
6.    Deductions and Expenses                   Charges and
                                                Deductions
      (a)   General                             Other Charges; Taxes
      (b)   Sales Load %                        Surrender Charges
      (c)   Special Purchase Plan               N/A
      (d)   Commissions                         Distributor of the
                                                Contracts
      (e)   Expenses - Registrant               Taxes
      (f)   Fund Expenses                       Capital Company
                                                Expenses
      (g)   Organizational Expenses             N/A
7.    Contracts
      (a)   Persons with Rights                 The Contracts;
                                                Distributions Under
                                                the Contracts;
                                                Voting Rights

      (b)   (i)   Allocation of
                  Purchase Payments             Allocation of
                                                Purchase Payments
            (ii)  Transfers                     Transfers
            (iii) Exchanges                     N/A
      (c)   Changes                             Additions, Deletions
                                                or Substitutions of
                                                Investments
      (d)   Inquiries                           Contract Owner
                                                Inquiries
8.    Annuity Period                            Annuity Income
                                                Options
9.    Death Benefit                             Death of Annuitant
                                                Prior to Annuity
                                                Date
10.   Purchases and Contract Value
      (a)   Purchases                           Contract Application
                                                and Purchase
                                                Payments;
                                                Accumulated Value
      (b)   Valuation                           Accumulated Value
      (c)   Daily Calculation                   Accumulated Value
      (d)   Underwriter                         Distributor of the
                                                Contracts

11.   Redemptions
      (a)   - By Owners                         Surrenders and
                                                Partial Withdrawals
            - By Annuitant                      Annuity Income
                                                Options
      (b)   Texas Optional
            Retirement Program                  N/A
      (c)   Check Delay                         Surrenders and
                                                Partial Withdrawals
      (d)   Lapse                               Can the Contract be
                                                Returned After One
                                                is Delivered?; The
                                                Contract
12.   Taxes                                     Federal Tax Matters
13.   Legal Proceedings                         Part B:  Legal
                                                Proceedings
14.   Table of Contents for the
      Statement of Additional
      Information                               Statement of
                                                Additional
                                                Information

                              PART B


                                                Statement of Additional
Item of Form N-4                                Information Caption

15.   Cover Page                                Cover Page
16.   Table of Contents                         Table of Contents
17.   General Information and History           Part A: General
                                                American Life
                                                Insurance Company
                                                and Separate Account
                                                Two
18.   Services
      (a)   Fees and Expenses of
            Registrant                          N/A
      (b)   Management Contracts                N/A
      (c)   Custodian                           N/A
             Independent Public
             Accountant                         Financial Statements
      (d)   Assets of Registrant                Safekeeping of
                                                Account Assets
      (e)   Affiliated Persons                  N/A
      (f)   Principal Underwriter               Distribution of the
                                                Contract
19.   Purchase of Securities                    Distribution of
      Being Offered                             the Contract
20.   Underwriters                              Distribution of the
                                                Contract
21.   Money Market Yield                        Money Market Yield
                                                Calculation
22.   Annuity Payments                          Computation of
                                                Variable Annuity
                                                Income Payments
23.   Financial Statements                      Financial Statements

               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                            PROSPECTUS
                              FOR THE
          GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                            OFFERED BY
             GENERAL AMERICAN LIFE INSURANCE COMPANY
                       (A MISSOURI COMPANY)
                         700 MARKET STREET
                    ST. LOUIS, MISSOURI  63101
                          1-800-449-6447
===============================================================================

This Prospectus describes the variable portion of certain group and individual variable annuity contracts offered by General American Life Insurance Company ("General American"). These contracts, collectively referred to as the "Contract" or the "Contracts" in this Prospectus, are designed to aid individuals in long-term financial planning and provide for the accumulation of capital on a tax favored basis for retirement or other long-term purposes. The Contracts may be purchased with a monthly payment of $25 ($300 per year).


Prior to the Annuity Date, the Contract Owner ("participant" in group contracts) may direct that Purchase Payments accumulate on a completely variable basis, a completely fixed basis, or a combination variable and fixed basis. The Contract Owner has significant flexibility in determining the frequency and amount of each Purchase Payment. The Contract Owner may elect to receive Annuity Payments on a variable basis or fixed basis. The Contract Owner also has significant flexibility in determining the Annuity Date on which Annuity Payments are scheduled to commence. Surrenders or partial withdrawals may be made at any time before the Annuity Date, although in certain circumstances they are subject to a withdrawal or surrender charge and tax penalty. Any amount surrendered or withdrawn may be paid in a lump sum or, after the Contract Owner's election, all or part may be paid out under an Annuity Income Option. The Contracts provide the flexibility necessary to permit a Contract Owner to devise an annuity that best fits his or her needs.

Purchase Payments may be allocated all or in part to one or more of the Divisions of General American Separate Account Two ("the Separate Account") or to General American's General Account. Assets of each Division are invested in corresponding Funds offered by General American Capital Company, and Variable Insurance Products Fund. A full description of the Funds, including the investment policies, restrictions, risks, and charges is contained in the accompanying Prospectuses of the respective Funds. For a brief discussion of General American's General Account, see "The General Account" section.

The Contract's Accumulated Value will vary in accordance with the investment performance of the Divisions selected by the Contract Owner. Therefore, the Contract Owner bears the entire investment risk under this Contract for any amounts allocated to the Separate Account.

This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contracts and the Separate Account is available free by writing General American at the address above or by calling (800) 449-6447. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated here by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.
===============================================================================

  This Prospectus Must Be Accompanied by Current Prospectuses for
General American Capital Company and Variable Insurance Products Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please Read This Prospectus Carefully And Retain It For Future Reference.


            The Date of This Prospectus is May 1, 1998.


           The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

================================================================================================
                                     TABLE OF CONTENTS
================================================================================================
DEFINITIONS                                                                                    4

QUESTIONS AND ANSWERS ABOUT THE CONTRACTS                                                      5

TABLES                                                                                         7

TABLE 1 SEPARATE ACCOUNT TWO FEES AND EXPENSES                                                 7
-------
TABLE 2 HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR QUALIFIED PLANS                          9
-------
TABLE 3 HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR NONQUALIFIED PLANS                      10
-------
TABLE 4 TABLE OF UNITS AND UNIT VALUES                                                        10
-------

FINANCIAL STATEMENTS                                                                          12

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT TWO                              12

GENERAL AMERICAN                                                                              12
SEPARATE ACCOUNT TWO                                                                          13

GENERAL AMERICAN CAPITAL COMPANY                                                              13

VARIABLE INSURANCE PRODUCTS FUND                                                              14

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                                          15

THE CONTRACTS                                                                                 15

CONTRACT APPLICATION AND PURCHASE PAYMENTS                                                    16
ALLOCATION OF PURCHASE PAYMENTS                                                               16
ACCUMULATED VALUE                                                                             17
NET INVESTMENT FACTOR                                                                         17
TRANSFERS                                                                                     17
CONTRACT OWNER INQUIRIES                                                                      18

CHARGES AND DEDUCTIONS                                                                        18

SURRENDER CHARGES (CONTINGENT DEFERRED SALES CHARGE)                                          18
MORTALITY AND EXPENSE RISK CHARGE                                                             19
PREMIUM TAX                                                                                   20
FEDERAL INCOME TAX                                                                            20
EXPENSES - CAPITAL COMPANY AND VARIABLE INSURANCE PRODUCTS FUND                               20

DISTRIBUTIONS UNDER THE CONTRACTS                                                             21

SURRENDERS AND PARTIAL WITHDRAWALS                                                            21
TERMINATION BENEFITS                                                                          21
ANNUITY DATE                                                                                  22
DEATH OF ANNUITANT PRIOR TO ANNUITY DATE                                                      22
ANNUITY INCOME OPTIONS                                                                        22
  (a)  Election of Annuity Income Options                                                     22
  (b)  The Options Available                                                                  22
  (c)  Value of Variable Annuity Payments                                                     23
DEFERMENT OF PAYMENT                                                                          23
THE BENEFICIARY                                                                               23
DEATH BENEFITS                                                                                24
ASSIGNMENTS AND TRANSFERS                                                                     24

FEDERAL TAX MATTERS                                                                           25

INTRODUCTION                                                                                  25
TAXATION OF GENERAL AMERICAN                                                                  25

                                    2

TAX STATUS OF THE CONTRACTS                                                                   25
  (a)  Diversification                                                                        25
  (b)  Investor Control                                                                       25
  (c)  Required Distributions                                                                 26
TAXATION OF ANNUITIES                                                                         26
  (a)  In General                                                                             26
  (b)  Withdrawals and Surrenders                                                             27
  (c)  Annuity Payments                                                                       27
  (d)  Penalty Tax                                                                            27
  (e)  Taxation of Death Benefit Proceeds                                                     27
  (f)  Transfers, Assignments or Exchanges of the Contract                                    27
  (g)  Multiple Contracts                                                                     28
  (h)  Withholding                                                                            28
  (i)  Possible Changes in Taxation                                                           28
  (j)  Other Tax Consequences                                                                 28
  (k)  Qualified Contracts                                                                    28
INDIVIDUAL RETIREMENT ANNUITIES AND ACCOUNTS                                                  29
CODE SECTION 403(B) PLANS                                                                     29
CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS                                  29
DEFERRED COMPENSATION PLANS                                                                   30
RESTRICTIONS UNDER QUALIFIED CONTRACTS                                                        30

DISTRIBUTOR OF THE CONTRACTS                                                                  30

VOTING RIGHTS                                                                                 30

THE GENERAL ACCOUNT                                                                           31

GENERAL ACCOUNT ACCUMULATIONS                                                                 31
SURRENDER CHARGES                                                                             31
TRANSFERS TO THE SEPARATE ACCOUNT                                                             31
GENERAL MATTERS                                                                               31

STATEMENT OF ADDITIONAL INFORMATION                                                           32

===============================================================================
                                 DEFINITIONS
===============================================================================

Accumulated Value -- The value of all amounts accumulated under the Contract prior to the Annuity Date.

Annuitant -- The person or persons whose life is used to determine the duration of any Annuity Payments and, subject to the provision dealing with Joint Annuitants, upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuity Date -- The date on which Annuity Payments begin.

Annuity Income Option -- One of several ways in which Annuity Payments may be made.

Annuity Payment -- One of a series of payments made under an Annuity Income Option.

Annuity Unit -- An accounting unit of measure used to calculate Variable Annuity Payments.

Beneficiary -- The person or legal entity that may receive benefits due upon the Annuitant's death are paid.

Business Day -- A day when both General American and the New York Stock Exchange are open for business. The following days are not Business Days for General American: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving, and Christmas Day.

Capital Company -- General American Capital Company, an open-end, diversified, management investment company which is advised by Conning Asset Management Company (formerly General American Investment Management Company) and in which the Separate Account invests.

Code -- The Internal Revenue Code of 1986, as amended.

Contract -- The document for each Contract Owner which evidences the coverage of the Contract Owner. The Contract, its riders, endorsements, and amendments, if any, and the Contract Application, a copy of which is attached to and made a part hereof, are the entire Contract.

Contract Anniversary -- Any anniversary of the Contract Date.

Contract Date -- The date of issue of the Contract.

Contract Year -- A period of 12 months starting with the Contract Date or any Contract Anniversary.

Contract Owner (or "owner" or "you") -- With respect to individual Contracts, the person or persons designated as the Contract Owners in the Contract application, or as subsequently changed by the designated Contract Owner. With respect to group Contracts, an individual participant under the Contract.

Division -- A division of Separate Account Two. Each Division invests exclusively in the shares of a corresponding Fund of either General American Capital Company or Variable Insurance Products Fund.

Fund (or "Funds") -- A separate investment portfolio of either General American Capital Company or Variable Insurance Products Fund.

General Account -- All assets owned by General American other than those in separate accounts.

General American ("We, Us, Our") -- General American Life Insurance Company, a Missouri company.

Home Office -- The service office of General American Life Insurance Company, the mailing address of which is P.O. Box 14490, St. Louis, Missouri 63178.

Initial Purchase Payment -- The first payment which the Contract Owner makes. This payment can be periodic or a single payment provided the minimum amounts specified in the Contract are satisfied.


Nonqualified Contracts -- Contracts that do not receive favorable treatment under Sections 401, 403, 408, 408A, or 457 of the Code. Earnings on these contracts currently receive special Federal income tax treatment.


Payee -- The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Proof of Death -- (a) a certified death certificate, (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to General American.

Purchase Payment -- Any premium paid by the Contract Owner.


Qualified Contracts -- Contracts purchased in connection with a retirement plan that receives favorable tax treatment under section 401, 403, 408, 408A, or 457 of the Code.


Right to Examine Period -- The period during which the Contract can be cancelled and treated as void from the Contract Date.

Separate Account -- Refers to the General American Separate Account Two which is a separate investment account of General American consisting of assets set aside by General American, the investment performance of which is kept separate from that of the general assets of General American.

Valuation Period -- A period between two successive Business Days commencing at the close of business of the first Business Day and ending at the close of business of the following Business Day.

Written Notice (or Written Request) --- A notice or request in writing by the Contract Owner to General American. It is how the Contract Owner lets General American know of any requests or changes to make to the Contract. Such a request must be in a format and content acceptable to General American.


===============================================================================
             QUESTIONS AND ANSWERS ABOUT THE CONTRACTS
===============================================================================

NOTE: The following section contains brief questions and answers about the Contracts. Reference should be made to the body of this Prospectus for more detailed information. With respect to Qualified Contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the Contract, or limitations or penalties imposed by the Code may impose limits or restrictions on premiums, surrenders, distributions, or benefits, or on other provisions of the Contracts, and this Prospectus does not describe any such limitations or restrictions. (See "Federal Tax Matters"). "You" or "your" refer to the Contract Owner; "we", "us", or "our" refer to General American Life Insurance Company.

1.  What is the purpose of the Contracts?


The Contracts allow you to accumulate funds on a tax favored basis and to receive Annuity Payments when desired, based on the investment experience of the assets underlying the Contracts. The Contracts are designed for use in connection with nonqualified and the following qualified retirement plans:
(1) pension and profit sharing plans established by self-employed individuals for themselves and their employees (HR-10 [Keogh] Plans), (2) traditional Individual Retirement Annuity (IRA) Plans under Section 408(a) and Section 408(b) of the Code, and (3) annuity purchase arrangements which are adopted for employees by public school systems and by organizations that are tax-exempt under Section 501(c)(3) of the Code.


A Contract may be purchased with the proceeds from such plans or from sources which do not qualify for special tax treatment. The nature of the source of the funds affects the way annuity investments are taxed but not the operation of the Contracts. (See "Federal Tax Matters")

The Contract Owner can allocate Purchase Payments to one or more Divisions of the General American Life Insurance Company Separate Account Two (the "Separate Account"), each of which will invest in shares of a corresponding Fund of General American Capital Company ("Capital Company") or Variable Insurance Products Fund ("VIP"). Because Annuity Payments and Accumulated Values depend on the investment experience of the selected Divisions, the Contract Owner bears the entire investment risk under these Contracts for amounts allocated to the Separate Account. Purchase Payments may also be allocated, in whole or in part, to the General Account.

2.  What is an annuity and why may benefits vary?

An annuity provides for a series of Annuity Payments beginning on the Annuity Date. The Contract Owner may select from a number of Annuity Income Options, including Annuity Payments for the life of an Annuitant (or an Annuitant and another person, the "Joint Annuitant") with or without a guaranteed number of Annuity Payments, or for a designated period. Annuity Payments which are guaranteed throughout the payment period are referred to in this Prospectus as "Guaranteed Annuity Payments." Annuity Payments which vary in accordance with the investment experience of the Division selected by the Contract Owner are referred to in this Prospectus as "Variable Annuity Payments."

3.  What types of investments underlie the Separate Account?

Currently, the Separate Account consists of eight divisions, each of which invests in shares of a corresponding Fund of Capital Company or VIP. Capital Company is an open-end, diversified, management company advised by Conning Asset Management Company (formerly General American Investment Management Company). Capital Company currently offers purchaser of these Contracts five of its seven established separate Funds: the S & P 500 Index Fund; the Money Market Fund; the Bond Index Fund; the Managed Equity Fund; and the Asset Allocation Fund.

VIP is an open-end, diversified, management investment company. Fidelity Management & Research Company is the manager of several funds. The three VIP portfolios currently available are VIP: Equity-Income Portfolio, VIP:
Growth Portfolio, and VIP:  Overseas Portfolio.

The assets of each Fund are held separately from the other Funds and each has distinct investment objectives and policies which are described in the accompanying Prospectuses of either Capital Company or VIP. (See "General American Capital Company" and "Variable Insurance Products Fund")

4.  How do I purchase a Contract?

A Contract may be purchased with a planned monthly payment of at least $25. Subsequent Purchase Payments generally may be made at any time prior to the Annuity Date as long as the Annuitant is living. You may establish a schedule of planned Purchase Payments and we will send reminder notices at the scheduled intervals. The failure to make a planned Purchase Payment will not itself cause the Contract to lapse. The minimum Purchase Payment permitted is $25, and the total of all Purchase Payments made in one year for the same Contract may not exceed twice the annual equivalent of the Initial Purchase Payment. (See "Contract Application and Purchase Payments")

5.  How do I allocate Purchase Payments?

Purchase Payments may be allocated among one or more of the Divisions of the Separate Account or to the General Account in accordance with the allocation percentages selected by you in your Contract application. All allocations must be in whole percents, involve amounts of at least $25, and total 100%. Allocations for Additional Purchase Payments may be changed by sending Written Notice to us. (See "Allocation of Purchase Payments")

Purchase Payments or portions of Purchase Payments allocated to the General Account will accrue interest at a rate of at least 4% compounded annually independent of the actual investment experience of the General Account. (See "The General Account")

6.  Can I transfer amounts among the Divisions?

Transfers among the Divisions or to the General Account can be made at any time. Transfers from the General Account to the Separate Account are subject to certain limitations. (See "Transfers")

7.  Can I get to my money if I need it?

All or part of the Accumulated Value of the Contract may be withdrawn before the earlier of the Annuitant's death or the Annuity Date. However, amounts surrendered may be subject to a surrender charge depending on how long the withdrawn Purchase Payments have been invested in the Contract. WE GUARANTEE THAT THE AGGREGATE SURRENDER CHARGES WILL NEVER EXCEED 9% OF THE PURCHASE PAYMENTS. (See "Surrenders and Partial Withdrawals" and "Surrender Charges") In addition, certain surrenders may be subject to a penalty tax. (See "Surrenders and Partial Withdrawals" and "Federal Tax Matters")

8.  What are the charges and deductions under the Contracts?

We deduct a daily charge equal to a percentage of the value of the net assets in the Separate Account for the mortality and expense risks assumed by us and for the cost of administering these Contracts. The effective annual rate of this charge is 1.00% (estimated at .80% for mortality risk and .20% for expense risk).

In order to permit investment of the entire Purchase Payment, we currently do not deduct sales charges at the time of investment. However, a surrender charge, as described in question #7 above, is imposed on certain full or partial surrenders of the Contracts to cover certain expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses. (See "Surrender Charges")

9.  What Annuity Income Options are available under the Contracts?

The Contract Owner may receive Annuity Payments on a variable basis or a fixed basis. The Contract Owner also has flexibility in choosing the Annuity Date.

Seven Annuity Income Options are included in the Contract: (l) life annuity;
(2) life annuity, with 60, l20, 180, or 240 monthly installments guaranteed;
(3) unit refund life annuity; (4) joint and last survivor income for life;
(5) income for a fixed period which may be from 3 to 30 years; (6) income of a fixed amount, not less than $75 per annum per $1,000 of the original amount due; and (7) interest income (available only to Nonqualified contracts). (See "Annuity Income Options")

10.  Can a Contract be returned after one is delivered?


The Contracts contain a provision for a Right to Examine Period which permits a Contract Owner to cancel the Contract by returning it to us at our Home Office, or to the agent through whom it was purchased, within 20 days of receipt of the Contract (this period is normally 20 days, but some states require a different time for the Right to Examine). The Contract Owner will then receive from us the Purchase Payments made on the Contract. In some states, applicable law requires that the refund equal the Accumulated Value in any Separate Account and any Purchase Payments allocated to the General Account.


11.  Who do I call if I have questions about my annuity?

Any questions about procedures or your Contract will be answered by our Variable Annuity Administration Department, P.0. Box 14490, St. Louis, Missouri 63178-4490, (800) 449-6447. All inquiries should include the Contract number and the Annuitant's name. In addition, confirmations will be mailed to the Contract Owner for any cash transactions that take place, and quarterly reports will be sent showing the Accumulated Value in each Division, the Accumulated Value in the General Account, and any Purchase Payments, charges, transfers, or surrenders during the time period covered.


===============================================================================
                                  TABLES
===============================================================================

The tables which follow reflect certain historical information for the Separate Account throughout the periods indicated. The investment policies, objectives and restrictions applicable to the Separate Account prior to its reorganization into a unit investment trust on February 23, 1988 are virtually identical to those of the Managed Equity Fund of Capital Company. Accordingly this historical information is substantially identical to the results which would have occurred if the Separate Account had invested its net assets in the Managed Equity Fund of Capital Company from its inception.

                              TABLE 1
                              -------
              SEPARATE ACCOUNT TWO FEES AND EXPENSES
             FOR GENERAL AMERICAN CAPITAL COMPANY AND
                 VARIABLE INSURANCE PRODUCTS FUND

SURRENDER CHARGES (Expressed as a percentage of amount withdrawn):


      First year         9.00%
      Second year        8.00%
      Third year         7.00%
      Fourth year        6.00%      The surrender charge is levied only when sums are withdrawn from
      Fifth year         5.00%      any Division of Separate Account Two or the General Account.
      Sixth year         4.00%      The first 10% of the account value withdrawn in any Contract Year
      Seventh year       3.00%      will not have a surrender charge applied to it.
      Eighth year        2.00%
      Ninth year         1.00%


SEPARATE ACCOUNT ANNUAL FEES (all Divisions)

Mortality and expense risk:   1.00%

GENERAL AMERICAN CAPITAL COMPANY ANNUAL FUND OPERATING EXPENSES (expressed as a percentage of average net assets):

                                   Investment      Administration            Total Fund
Fund                             Advisory Fees         Fees              Operating Expenses
----                             -------------         ----              ------------------
S & P 500 Index Fund                0.250%             0.050%                 0.300%
Money Market Fund                   0.125%             0.080%                 0.205%
Bond Index Fund                     0.250%             0.050%                 0.300%
Managed Equity Fund<F*>             0.400%             0.100%                 0.500%
Asset Allocation Fund               0.500%             0.100%                 0.600%

<F*> Investment advisory fees applicable to the Managed Equity Fund decline ratably on the average daily net assets in excess of $10 million (see the General American Capital Company Prospectus).

EXAMPLES

If you surrendered your Contract after the end of the specified time period, you would pay the following aggregate expenses on a $1,000 investment, assuming 5% annual return:


                                    1 Year           3 Years           5 Years           10 Years
                                    ------           -------           -------           --------
S & P 500 Index Fund               $ 97.24           $111.46           $125.25           $156.77
Money Market Fund                    96.35            108.70            120.45            146.03
Bond Index Fund                      97.24            111.46            125.25            156.77
Managed Equity Fund                  99.10            117.26            135.29            179.05
Asset Allocation Fund               100.03            120.14            140.27            190.01

If you do not surrender your Contract after the end of the specified time period, you would pay the following aggregate expenses on the same investment:

                                    1 Year           3 Years           5 Years           10 Years
                                    ------           -------           -------           --------
S & P 500 Index Fund                $13.24            $41.21            $71.29           $156.77
Money Market Fund                    12.28             38.25             66.23            146.03
Bond Index Fund                      13.24             41.21             71.29            156.77
Managed Equity Fund                  15.26             47.41             81.84            179.05
Asset Allocation Fund                16.27             50.49             87.08            190.01

If you annuitize after the end of the specified time period, you would pay the following aggregate expenses on the same investment:


                                    1 Year           3 Years           5 Years           10 Years
                                    ------           -------           -------           --------
S & P 500 Index Fund               $ 97.24           $111.46            $71.29           $156.77
Money Market Fund                    96.35            108.70             66.23            146.03
Bond Index Fund                      97.24            111.46             71.29            156.77
Managed Equity Fund                  99.10            117.26             81.84            179.05
Asset Allocation Fund               100.03            120.14             87.08            190.01

VARIABLE INSURANCE PRODUCTS FUND ANNUAL EXPENSES:


                                  Management           Other             Total
Fund                                  Fee             Expenses      Annual Expenses
----                                  ---             --------      ---------------
VIP:  Equity-Income Portfolio        0.50%             0.08%             0.58%
VIP:  Growth Portfolio               0.60%             0.09%             0.69%
VIP:  Overseas Portfolio             0.75%             0.17%             0.92%

The above fees reflect charges incurred by these portfolios in 1997. Fees assessed against the portfolios are based on the monthly average net assets of all the mutual funds advised by Fidelity Management & Research Company ("FMR") and may fluctuate from year to year (See the Variable Insurance Products Funds' Prospectus).

EXAMPLES

If you surrendered your Contract after the end of the specified time period, you would pay the following aggregate expenses on a $1,000 investment, assuming 5% annual return:


                                    1 Year           3 Years           5 Years           10 Years
                                    ------           -------           -------           --------
VIP:  Equity-Income Portfolio      $ 99.84            119.57            139.28            187.83
VIP:  Growth Portfolio              100.86            122.73            144.73            199.78
VIP:  Overseas Portfolio            102.99            129.31            156.04            224.32


If you do not surrender your Contract after the end of the specified time period, you would pay the following aggregate expenses on the same investment:


                                    1 Year            3 Years          5 Years           10 Years
                                    ------            -------          -------           --------
VIP:  Equity-Income Portfolio       $16.07             49.88             86.04            187.83
VIP:  Growth Portfolio               17.18             53.26             91.78            199.78
VIP:  Overseas Portfolio             19.50             60.31            103.67            224.32


If you annuitize after the end of the specified time period, you would pay the following aggregate expenses on the same investment:


                                    1 Year           3 Years           5 Years           10 Years
                                    ------           -------           -------           --------
VIP:  Equity-Income Portfolio      $ 99.84            119.57             86.04            187.83
VIP:  Growth Portfolio              100.86            122.73             91.78            199.78
VIP:  Overseas Portfolio            102.99            129.31            103.67            224.32


The purpose of the table above is to help you understand the costs and expenses that a variable annuity contract owner will bear directly or indirectly. The examples above are not a representation of actual, past or future expenses, and actual expenses may be higher or lower than those shown. Note that the expense amounts in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may be applicable to a Contract; such taxes currently range from 0% to 3.5%. The above table and examples reflect only the charges for contracts currently offered by this Prospectus and not other contracts that may be mentioned in the discussion of Prior Contracts. For further details, see Charges and Deductions.

The initial value of an accumulation unit in the Separate Account was set at $10.00 as of May 28, 1971. Tables 2 and 3 show accumulation unit values and the numbers of units outstanding for the period from January 1, 1980 through February 23, 1988. During that time, the Separate Account invested solely and directly in common stocks. On February 23, 1988, the net assets of the Separate Account were exchanged for shares in the Managed Equity Fund of General American Capital Company, and the investment advisory fee for these assets was increased from .25% to a sliding scale with a maximum of .50%, as an annual percentage of net assets (see the General American Capital Company Prospectus). There can be no assurance that the investment experience of the Managed Equity Fund in the future will be comparable to past experience.


                                                                   TABLE 2
                                                                   -------
                                        HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR QUALIFIED PLANS
                                                           FOR SEPARATE ACCOUNT 2
                            1980     1981     1982     1983      1984      1985      1986       1987     1988
                            ----     ----     ----     ----      ----      ----      ----       ----     ----
Accumulation unit value:
  Beginning of period       $8.23    $9.94   $ 9.92   $12.09    $13.25    $13.15    $16.68     $19.73   $20.03
                            -----    -----   ------   ------    ------    ------    ------     ------   ------

  End of period             $9.94    $9.92   $12.09   $13.25    $13.15    $16.68    $19.73     $20.03   $21.30<F*>
                            =====    =====   ======   ======    ======    ======    ======     ======   ======

Number of units
  outstanding at end of
  period (in thousands)      175      169      138      162       162       148       170        255      263<F*>

                                                                   TABLE 3
                                                                   -------
                                      HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR NONQUALIFIED PLANS
                                                           FOR SEPARATE ACCOUNT 2
                            1980     1981     1982     1983      1984      1985      1986       1987     1988
                            ----     ----     ----     ----      ----      ----      ----       ----     ----
Accumulation unit value:
  Beginning of period      $ 9.30   $10.73   $10.91   $12.63    $13.77    $14.30    $18.16     $21.47   $21.80
                           ------   ------   ------   ------    ------    ------    ------     ------   ------
  End of period            $10.73   $10.91   $12.63   $13.77    $14.30    $18.16    $21.47     $21.80   $23.18<F*>
                           ======   ======   ======   ======    ======    ======    ======     ======   ======

Number of units
  outstanding at end of
  period (in thousands)      27       49       50       52        50        48        49         49       28<F*>

<F*> Unit values and units outstanding represent the values and number of units at the date of reorganization, February 23, 1988.

                             TABLE 4
                             -------
                  TABLE OF UNITS AND UNIT VALUES
                      FOR SEPARATE ACCOUNT 2

Table 4 shows unit values and the number of units of the Separate Account invested in the Funds of General American Capital Company and Variable Insurance Products Fund. There can be no assurance that the investment experience of these Funds in the future will be comparable to past experience.


                                    Accumulation                               Qualified Plan     Nonqualified Plan
                                     Unit Value            Accumulation       Units Outstanding   Units Outstanding
                                     Beginning              Unit Value          End of Period       End of Period
                                    of Period<F*>         End of Period         (in thousands)      (in thousands)
                                    -------------         -------------         --------------      --------------
S & P 500 Index Fund Division<F**>
1997                                    33.17                 43.62                  935                 366
----                                    -----                 -----                  ---                 ---
1996                                    27.27                 33.17                  808                 325
1995                                    20.12                 27.27                  657                 297
1994                                    20.09                 20.12                  636                 265
1993                                    18.48                 20.09                  599                 241
1992                                    17.37                 18.48                  366                 152
1991                                    13.47                 17.37                  236                 109
1990                                    14.15                 13.47                  133                  67
1989                                    11.01                 14.15                   97                  23
1988                                    10.00                 11.01                   36                   7
Money Market Fund Division
1997                                    15.14                 15.85                  102                  74
----                                    -----                 -----                  ---                  --
1996                                    14.50                 15.14                  117                  62
1995                                    13.82                 14.50                  106                  57
1994                                    13.39                 13.82                   93                  58
1993                                    13.12                 13.39                  115                  73
1992                                    12.78                 13.12                  181                  85
1991                                    12.16                 12.78                  179                 101
1990                                    11.33                 12.16                  188                  79
1989                                    10.44                 11.33                   28                  15
1988                                    10.00                 10.44                    6                   5


                                    10

Bond Index Fund Division <F***>
1997                                    18.01                 19.50                  163                  80
----                                    -----                 -----                  ---                  --
1996                                    17.66                 18.01                  163                  70
1995                                    14.99                 17.66                  146                  85
1994                                    15.78                 14.99                  146                  58
1993                                    14.43                 15.78                  161                  61
1992                                    13.68                 14.43                  116                  48
1991                                    12.12                 13.68                   50                  67
1990                                    11.22                 12.12                   33                  58
1989                                    10.27                 11.22                   22                  17
1988                                    10.00                 10.27                    5                   2
Managed Equity Fund Division
  Qualified
1997                                    59.73                 72.99                  136                 N/A
----                                    -----                 -----                  ---                 ---
1996                                    49.83                 59.73                  153                 N/A
1995                                    37.68                 49.83                  164                 N/A
1994                                    39.42                 37.68                  188                 N/A
1993                                    36.54                 39.42                  210                 N/A
1992                                    34.56                 36.54                  217                 N/A
1991                                    27.62                 34.56                  216                 N/A
1990                                    28.73                 27.62                  192                 N/A
1989                                    22.11                 28.73                  194                 N/A
1988                                    21.30                 22.11                  207                 N/A
Managed Equity Fund Division
  Nonqualified
1997                                    64.99                 79.43                  N/A                   2
----                                    -----                 -----                  ---                  --
1996                                    54.22                 64.99                  N/A                   2
1995                                    41.00                 54.22                  N/A                  17
1994                                    42.90                 41.00                  N/A                  20
1993                                    39.76                 42.90                  N/A                  24
1992                                    37.61                 39.76                  N/A                  25
1991                                    30.05                 37.61                  N/A                  25
1990                                    31.27                 30.05                  N/A                  25
1989                                    24.06                 31.27                  N/A                  25
1988                                    23.18                 24.06                  N/A                  26
Managed Equity Fund Division
  88 Series
1997                                    30.94                 37.77                  280                  67
----                                    -----                 -----                  ---                  --
1996                                    25.84                 30.94                  240                  58
1995                                    19.56                 25.84                  215                  75
1994                                    20.48                 19.56                  204                  68
1993                                    19.00                 20.48                  197                  56
1992                                    17.99                 19.00                  158                  40
1991                                    14.39                 17.99                  101                  27
1990                                    14.99                 14.39                   56                  20
1989                                    11.54                 14.99                   21                   7
1988                                    10.83                 11.54                    6                   0
Asset Allocation Fund Division
1997                                    24.14                 28.38                  496                 187
----                                    -----                 -----                  ---                 ---
1996                                    21.08                 24.14                  375                 178
1995                                    16.52                 21.08                  317                 168
1994                                    17.37                 16.52                  320                 180
1993                                    16.01                 17.37                  332                 166
1992                                    15.16                 16.01                  223                 119
1991                                    12.78                 15.16                  140                  66
1990                                    12.60                 12.78                   94                  35
1989                                    10.61                 12.60                   33                  16
1988                                    10.00                 10.61                    9                   4

                                    11

VIP:  Equity-Income Portfolio Division
1997                                    15.98                 20.27                  838                 351
----                                    -----                 -----                  ---                 ---
1996                                    14.12                 15.98                  767                 317
1995                                    10.55                 14.12                  552                 207
1994                                    10.00                 10.55                  315                  82
VIP:  Growth Portfolio Division
1997                                    15.07                 18.42                1,064                 343
----                                    -----                 -----                -----                 ---
1996                                    13.27                 15.07                  974                 362
1995                                     9.90                 13.27                  646                 261
1994                                    10.00                  9.90                  356                 116
VIP:  Overseas Portfolio Division
1997                                    12.11                 13.37                  363                 124
----                                    -----                 -----                  ---                 ---
1996                                    10.80                 12.11                  346                 107
1995                                     9.95                 10.80                  266                  77
1994                                    10.00                  9.95                  240                  52

  <F*> At the date of first deposits into Separate Account on May 16, 1988, except for the Managed Equity Fund Division, which began on February
       24, 1988; the VIP:  Equity-Income Portfolio Division and the VIP:
       Growth Portfolio Division which began on January 6, 1994; and the VIP:
       Overseas Portfolio Division which began on January 11, 1994.

 <F**> The name of the S & P 500 Index Fund was changed from "Equity Index
       Fund" effective May 1, 1994.

<F***> The name of the Bond Index Fund was changed from "Intermediate Bond
       Fund" effective October 1, 1992. The name change reflects a change in investment policies and objectives of the Fund.


===============================================================================
                            FINANCIAL STATEMENTS
===============================================================================

The consolidated financial statements for General American (as well as the auditors' report thereon) are in the Statement of Additional Information.

Financial statements for the Separate Account are also in the Statement of Additional Information.

===============================================================================
                  GENERAL AMERICAN LIFE INSURANCE COMPANY AND
                             SEPARATE ACCOUNT TWO
===============================================================================

General American

General American Life Insurance Company ("General American") is a stock insurance company wholly-owned by GenAmerica Corporation. GenAmerica Corporation is wholly-owned by General American Mutual Holding Company, a mutual holding company organized under Missouri law. General American was chartered in 1933 and since then has continuously engaged in the business of life insurance, annuities, and accident and health insurance. General American's National Headquarters (Home Office) is located at 700 Market Street, St. Louis. Missouri 63101. The telephone number is 314-231-1700. It is licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and is registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

General American conducts a conventional life insurance business. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of General American to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.

Separate Account Two

The Separate Account was established on October 22, 1970, pursuant to authorization by the Board of Directors of General American. Although it is an integral part of General American and not a separate corporation, the Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision of the management or investment practices or policies of the Separate Account or of General American by the Securities and Exchange Commission.

Payments are received into the Separate Account from individual and group variable annuity contracts entitled to tax benefits under Sections 401, 403(b), and 408 of the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Such payments are pooled together and invested separately from the General Account of General American (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Account.

Under Missouri law and the Investment Company Act of 1940, the net assets of the Separate Account are held for the exclusive benefit of the Contract Owners and the persons entitled to installments that reflect the investment results of the Separate Account. The net assets of the Separate Account with respect to the Contracts issued in connection therewith are not chargeable with liabilities due to any other business General American conducts.

On February 23, 1988, pursuant to the vote of Contract Owners, the Separate Account was changed from a management investment company with a single equity investment portfolio, to a unit investment trust with various Divisions. As a unit investment trust, the Separate Account no longer has a Management Committee. Additional Divisions may be established at the discretion of General American.

===============================================================================
                       GENERAL AMERICAN CAPITAL COMPANY
===============================================================================

General American Capital Company ("Capital Company") is an open-end, diversified, management investment company that was organized as a Maryland corporation on November 5, 1985, and commenced operations on October 1, 1987.

Conning Asset Management Company ("Investment Adviser") is the adviser to Capital Company. On August 1, 1996, General American Investment Management Company changed its name to Conning Asset Management Company. Investment Adviser provides investment advisory services to Capital Company in accordance with the policies, programs, and guidelines established by the Board of Directors of Capital Company. Each Fund pays Investment Adviser a monthly fee for managing its investments and business affairs.

Capital Company currently operates eight separate investment Funds, but only the five listed below are available as Separate Account Two Division choices: the S & P 500 Index Fund; the Money Market Fund; the Bond Index Fund; the Managed Equity Fund; and the Asset Allocation Fund. Five of the eight Divisions of the Separate Account invest in Funds of Capital Company. The assets of each Fund are separate from the others and each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund.

The names and investment objectives of the Funds are as follows:

S & P 500 Index Fund: The investment objective of this Fund is to provide investment results that parallel the price and yield performance of publicly traded common stocks in the aggregate. The Fund uses the Standard and Poor's 500 Stock Price Index<F*> as its standard for performance comparison. The Fund attempts to duplicate the performance of the index and includes dividend income as the other component of the Fund's total return.

[FN]
<F*> The term Standard and Poor's 500 Stock Price Index is a registered trademark of the Standard and Poor's Corporation.

Money Market Fund: The investment objective of this Fund is the highest level of current income that is consistent with the preservation of capital and maintenance of liquidity. This Fund invests primarily in high-quality, short-term money market instruments.

Bond Index Fund: The investment objective of this Fund is to provide a rate of return that reflects the performance of the publicly traded bond market as a whole. The Fund uses the Lehman Brothers Government/Corporate Bond Index as its standard for performance comparison.

Managed Equity Fund: The investment objective of this Fund is long-term growth of capital, obtained by investing primarily in common stocks. Securing moderate current income is a secondary objective.

Asset Allocation Fund: The investment objective of this Fund is a high rate of long-term total return composed of capital growth and income payments. Preservation of capital is the secondary objective and chief limit on investment risk. The Fund will invest only in those types of securities that are suitable investments for the other Capital Company Funds. The Asset Allocation Fund may invest solely in common stocks, bonds, money market instruments, or in combinations consistent with guidelines established from time to time by Capital Company's Board of Directors.

THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ATTAIN ITS STATED OBJECTIVE, OR THAT ATTAINMENT CAN BE SUSTAINED.

Additional information concerning the investment objectives and policies of the Funds and the investment advisory services and charges can be found in the current Prospectus for Capital Company, which is attached to this Prospectus. Capital Company's Prospectus should be read carefully before any decision is made concerning the allocation of Purchase Payments to a Division that corresponds to a particular Fund.

Capital Company is registered with the SEC as an open-end, diversified, management investment company. Registration with the SEC does not involve supervision of the management or investment practices or policies of Capital Company by the SEC. Shares of Capital Company will be sold to separate accounts of General American other than the Separate Account, including those which receive and invest premiums under variable life insurance policies issued by General American. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in Capital Company, although currently neither General American nor Capital Company foresees any such disadvantages to owners of either variable annuity contracts or variable life insurance policies. Capital Company's Board of Directors intends to monitor events in order to identify any material conflicts between such owners and to determine what action, if any, should be taken in response thereto. See the Prospectus for General American Capital Company for more details.

===============================================================================
                       VARIABLE INSURANCE PRODUCTS FUND
===============================================================================

Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. It currently has five separate investment portfolios, but only the three listed below are currently available as Separate Account Two Division choices. VIP shares are purchased by many different insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") of Boston, Massachusetts, is the Manager of the Portfolios.

The names and investment objectives and policies of each VIP fund available through the Separate Account are summarized below:

VIP: Equity-Income Portfolio: The investment objective of this Fund is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

VIP: Growth Portfolio: The investment objective of this Fund is to seek capital appreciation. It normally does so through purchases of common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

VIP: Overseas Portfolio: The investment objective of this Fund is to seek long-term growth of capital primarily through investments in foreign securities. The VIP: Overseas Portfolio provides a means to diversify a Fund by participating in companies and economies outside of the United States.

THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ATTAIN ITS STATED OBJECTIVE, OR THAT ATTAINMENT CAN BE SUSTAINED.

It is conceivable that in the future it may be disadvantageous for Funds to offer shares to separate accounts of various insurance companies to serve as the investment medium for their respective variable products. The Board of Trustees of FMR, the respective advisors of each Fund, and the Company and any other insurance companies participating in VIP are required to monitor events to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to those events or conflicts. A more detailed description of the VIP Funds, including the investment policies, restrictions, risks, and charges of each, is in the Prospectus for Variable Insurance Products Fund, which must accompany or precede this Prospectus and which should be read carefully.

===============================================================================
             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
===============================================================================

General American reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Separate Account or that the Separate Account may purchase. General American reserves the right to eliminate the shares of any of the Funds of Capital Company or VIP and to substitute shares of another Fund of Capital Company, or VIP, or of another registered open-end, diversified, management investment company. Such a change might occur if the shares of a Fund are no longer available for investment, or if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Account. General American will not replace any shares attributable to a Contract Owner's interest in a Division of the Separate Account without notice to the Contract Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Contract Owners.

General American also reserves the right to establish additional Divisions of the Separate Account, each of which would invest in a new Fund of Capital Company, or in shares of another investment company, with a specified investment objective. New Divisions may be established when, in the sole discretion of General American, marketing needs or investment conditions warrant, and any new Division will be made available to existing Contract Owners on a basis to be determined by General American. To the extent approved by the SEC, General American may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of a substitution or change, General American may make such changes it considers necessary in the Contracts by appropriate endorsement. General American will notify all Contract Owners of any such changes.

If deemed by General American to be in the best interests of persons having voting rights under the Contracts, and to the extent any necessary SEC approvals or Contract Owner votes are obtained, the Separate Account may be:
(a) operated as a management company under the 1940 Act; (b) deregistered under that Act in the event such registration is no longer required; or (c) combined with other separate accounts of General American. To the extent permitted by applicable law, General American may also transfer the assets of the Separate Account associated with the Contracts to another separate account.

===============================================================================
                                 THE CONTRACTS
===============================================================================


The Contracts consist of a group variable annuity contract for use in Tax Sheltered Annuity (Section 403[b] annuity) Plans, and individual variable annuity contracts for use in HR-10 (Keogh) Plans, traditional Individual Retirement Annuity (IRA) Plans, Simplified Employee Pension Plans, and nonqualified retirement plans. The group Contract is a master group contract issued to either an employer or trust and covers all participants, each of whom receives a certificate which summarizes the provisions of the master group Contract and evidences participation in the plan adopted by the particular employer or trust.

Individual Contracts are complete within themselves and are issued to self-employed individuals and their employees (HR-10 Plans), to individuals purchasing an IRA Plan or Simplified Employee Pension Plan, and to individuals as annuity contracts that are not entitled to any special tax benefits. The rights and benefits of the Contracts are described below and in the Contracts; however, General American reserves the right to make any modification to conform the Contracts to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

The Contracts contain a provision which permits the Contract Owner to cancel the Contract during the Right to Examine Period by returning the Contract to General American's Home Office, or to the agent through whom it was purchased. This Right to Examine Period extends for the 20 days after the Contract Owner receives the Contract (this period is normally 20 days, but some states require a different time for the Right to Examine). Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Purchase Payments made on the Contract. In some states, applicable law requires that the refund equal the Accumulated Value in any Separate Account and any Purchase Payments allocated to the General Account.


Contract Application and Purchase Payments

Individuals wishing to purchase a Contract must complete an application and provide an Initial Purchase Payment. If the application can be accepted in the form received, the Initial Purchase Payment will be credited within two Business Days after receipt of the application. Acceptance is subject to General American's rules, and General American reserves the right to reject any application or Initial Purchase Payment. In addition, the Annuitant's age on the Contract Date can not be greater than insurance age 79 (actual attained age 79 1/2).


General American may retain the Initial Purchase Payment for up to five Business Days, plus the trade date, while attempting to complete an application that is not in good order (missing information, etc.). If the application cannot be made in good order within five Business Days, plus the trade date, the Initial Purchase Payment will be returned immediately unless the prospective Contract Owner consents in writing to General American's retaining the Initial Purchase Payment until the application is in good order.


All Purchase Payments received at the Home Office before the close of the New York Stock Exchange (3:00 p.m. St. Louis time) on any business day, will be considered received on that business day.

The Initial Purchase Payment for a Contract must be a planned monthly payment of at least $25. Purchase Payments after the first may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Purchase Payments after the first must be paid to General American at its Home Office. A Contract Owner may establish a schedule of planned Purchase Payments for which he or she will be billed by General American at regular intervals. Failure to pay planned Purchase Payments, however, will not itself cause the Contract to lapse.

A Contract Owner may make unscheduled Purchase Payments at any time in any amount, or skip planned Purchase Payments, subject to the minimum and maximum Purchase Payment limitations described below. A Contract Owner may elect to make Purchase Payments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from the Contract Owner's checking account and applied as a Purchase Payment under a Contract.

The minimum Purchase Payment permitted is $25. The maximum Purchase Payment is the annual equivalent of twice the Initial Purchase Payment. For example, if you established a Planned Purchase Payment of $50.00 per month, the total of all Purchase Payments in any Contract Year could not exceed $1200. Any Purchase Payments in excess of this amount will be accepted only after notice to and written consent from General American.

Additional Purchase Payments on Qualified Contracts are limited to proceeds from certain qualified plans. Additional Purchase Payments are credited to the Contract and increase the amount of the Accumulated Value as of the next close of business (on a Business Day) following receipt of the payment to General American at its Home Office.

Allocation of Purchase Payments

The Contract Owner specifies in the Contract application how Purchase Payments will be allocated. The Contract Owner may allocate each Purchase Payment to one or more of the Divisions and the General Account as long as such portions are in whole number percentages, total 100%, and involve amounts of at least $25. The Contract Owner may choose to allocate nothing to a particular Division or the General Account. The Contract Owner may change the allocation instructions for future additional Purchase Payments by sending a Written Notice.

The Purchase Payment will then be allocated among the Divisions and General Account in accordance with the Contract Owner's instructions.

Accumulated Value

The Accumulated Value will be determined on a daily basis. On the investment start date (the date the Initial Purchase Payment is applied to the General Account and/or the Divisions of the Separate Account, which is the date the Initial Purchase Payment is received at General American's Home Office), the Accumulated Value in a Division will equal the portion of any Purchase Payment allocated to the Division.

Thereafter, on each Business Day, the Accumulated Value in a Division of the Separate Account will equal:

(i) The Accumulated Value in the Division on the preceding Business Day, multiplied by the Division Net Investment Factor (defined below) for the current Valuation Period; plus

(ii) Any Purchase Payments received during the current Valuation Period which are allocated to the Division; plus

(iii) Any amounts transferred to the Division from the General Account or from another Division during the current Valuation Period; minus

(iv) That portion transferred from the Division to the General Account, or another Division during the current Valuation Period (including any transfer charges); minus

(v) Any partial withdrawals from the Division during the current Valuation Period; minus

(vi) Any withdrawal or surrender charges incurred during the current Valuation Period in connection with a partial withdrawal.

Net Investment Factor

The Net Investment Factor measures the investment performance of a Division during a Valuation Period. The Net Investment Factor for each Division for a Valuation Period is calculated as follows:

(i)   The value of the assets at the end of the preceding Valuation Period;
      plus

(ii) The investment income and capital gains-realized or unrealized-credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(iii) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(iv) Any amount charged against each Division for taxes, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Division; minus

(v) A charge not to exceed 0.002740% of the assets for each day in the Valuation Period. This corresponds to 1% per year for mortality and expense risk; divided by

(vi)  The value of the assets at the end of the preceding Valuation Period.

The Accumulated Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Funds of Capital Company or Variable Insurance Products Fund as well as the daily deduction of charges.

For Contracts issued prior to the reorganization of the Separate Account into a unit investment trust, a daily adjustment to values held in the Division of the Separate Account that invests in the Managed Equity Fund will be made to offset fully the effect of any and all additional expenses (other than advisory expenses for the Managed Equity Fund) of a type or in an amount which would not have been borne by the Separate Account prior to the reorganization.

Transfers

You may transfer amounts as follows:
1) Between the General Account and one or more of the Divisions of the Separate Account; or
2)    Among the Divisions of the Separate Account.

These transfers will be subject to the following rules:

1) Transfers must be made by Written Request or by Telephone, provided we have a Telephone Authorization Form in good order completed by the Contract Owner.

2) Transfers from or among the Divisions of the Separate Account may be made at any time and must be at least $100.00 or the entire amount of a Division, if smaller.
3) Transfers from the General Account to the Separate Account may be made once each year on the Contract's anniversary date and must be at least $100.00 but no more than 25% of the amount in the General Account prior to the transfer.

We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.



Contract Owner Inquiries

General American performs all administrative functions in connection with the Contracts such as underwriting, record keeping, Contract Owner service, and reporting. Contract Owner inquiries should be addressed to General American's Variable Annuity Administration Department, P.0. Box 14490, St. Louis, Missouri 63178-4490, or made by calling (800) 449-6447. All inquiries should include the Contract number and the name of the Contract Owner and/or the Annuitant.

===============================================================================
                            CHARGES AND DEDUCTIONS
===============================================================================

No deductions are made from the Initial Purchase Payment unless a state premium tax is due. (See "Taxes") Therefore, the full amount of the Initial Purchase Payment less any applicable state tax is invested in one or more of the Divisions of the Separate Account and/or the General Account to increase the potential for investment gain.

Surrender Charges (Contingent Deferred Sales Charge)

In May of 1982, or shortly thereafter depending on date of approval from state regulatory authorities, General American began offering Contracts which imposed surrender charges (sometimes referred to as a contingent deferred sales charge). Prior to that time, Contracts offered by General American imposed sales charges on Purchase Payments. For the older Contracts sold prior to May of 1982, a sales charge equal to 4.75% on all Purchase Payments is imposed to cover sales and distribution expenses. An administrative charge of $10 per year is also imposed during the accumulation period, and a $5 charge is imposed whenever funds are transferred between the General Account and Separate Account.

For the newer Contracts, since no deduction for a sales charge is made from Purchase Payments, a surrender charge is imposed on certain surrenders and withdrawals to cover certain expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

Upon surrender of the Contract or partial withdrawal of funds on deposit, General American will apply surrender charge. The surrender charge percentage is based on the age of the Contract as shown in the following schedule:

                                   Surrender Charge
            Contract Year            Percentage
            -------------            ----------
                  1                      9%
                  2                      8%
                  3                      7%
                  4                      6%
                  5                      5%
                  6                      4%
                  7                      3%
                  8                      2%
                  9                      1%

For partial withdrawals, the surrender charge is calculated by multiplying the surrender charge percentage by the actual amount disbursed to the Contract Owner. The total amount deducted from the Accumulated Value of the Contract is the sum of the surrender charge and the disbursed amount. If the sum of the disbursed amount and the surrender charge exceed the Accumulated Value of the Contract, the withdrawal will be considered a full surrender. Upon full surrender, the surrender charge is calculated by multiplying the surrender charge percentage by the Contract's Accumulated Value. The difference between the Accumulated Value and the surrender charge is disbursed to the Contract Owner.

The surrender charge will never exceed 9% of total net Purchase Payments.

There will be no surrender charge after the ninth Contract Year. In addition, surrender charges are not applied in the event of death, disability, or annuitization after five Contract years. If a Contract Owner is within the nine year surrender charge period (the first nine Contract Years), an amount may be withdrawn up to 10% of the account value (determined as of the date we receive the withdrawal request) per Contract year without incurring a surrender charge. Any percentages of account value previously withdrawn during a Contract Year are subtracted from 10% in calculating the remaining percentage of account value that is available for withdrawal during the same Contract Year.

The age of the Contract, rather than the length of time a certain sum has been in the General Account or Separate Account, determines the amount of the surrender charge in cases of withdrawal, so no attempt is made to identify which dollars are being withdrawn.

The surrender charge may not initially be adequate to recover all distribution costs. Any shortfall will be borne by General American from its general assets, including profits derived from the Separate Account mortality and expense risk, if any.

General American offers to its officers and full time employees, (including employees of its subsidiary companies), individual variable annuity contracts available with a surrender charge of six percent the first Contract Year declining by one percent per year until it disappears.

The surrender charge will be allocated pro rata among the Divisions and the General Account, based on the values held in the Divisions and the General Account prior to the withdrawal. In the case of a surrender, the surrender charge is deducted from the amount paid to the Contract Owner.

Reduction of Surrender Charge for Group or Sponsored Arrangements. Contracts may be sold to members of a class of associated individuals or to a trustee, an employer, or some other entity representing such a class. The Company may waive or reduce the surrender charge on such policies in recognition of the fact that sales efforts and administrative costs are generally lower for such groups and sales compensation may be adjusted. The amount of any reduction will depend upon factors such as: the expected number of participants and the amount of premium payments anticipated; the nature of the group or association; the expected persistency and the possibility of favorable mortality; and the amount and timing of the payment and any selling costs.

General American will determine the amount of reduction which is appropriate and may change the surrender charge attributable to future premiums if it does so on a basis which is uniform with respect to all similar Contract Owners. The Company may also modify the criteria for qualification for sales charge reductions as experience is gained, subject to the limit that such reductions will not be unfavorably discriminatory against the interest of any Contract Owner.

Mortality and Expense Risk Charge

During both the accumulation period and the annuity period, charges to cover mortality and expense risk are made each business day as a percentage of the Accumulated Value of the Contract. The charge for mortality and expense risk is 1% annually (estimated at .8% for mortality risk and .2% for expense risk).

The mortality risk assumed by General American is that Annuitants may live longer than the time estimated when the risk in the Contract is established. General American agrees to continue to pay annuity installments, determined in accordance with the annuity tables and other provisions contained in the Contract, and in accordance with the option selected (See "Annuity Income Options"), to each Annuitant regardless of how long he lives and regardless of how long all Annuitants as a group live.

The expense risk assumed by General American is that if the charge for mortality and expenses is not sufficient to cover administrative expenses, the deficiency will be met from General American's General Account.

Further, General American can modify a group Contract prospectively, with respect to future participants, after the Contract has been in force for at least three years. No modifications can affect the Annuitants in any manner without an Annuitant's written consent, unless such modification is deemed necessary to give the Contract Owner or Annuitants the benefit of Federal or state statutes or Treasury Department rules or regulations.

In addition, General American assures that the Separate Account will not be charged with any further expenses other than taxes applicable to the Separate Account. There are currently no taxes assessed against the Separate Account with respect to funds held under Qualified and Nonqualified Contracts (See "Federal Tax Matters").

Premium Tax

Under the laws of certain jurisdictions, taxes are charged on so-called "annuity considerations." In the case of applicable Contracts, "annuity considerations" could include either the Purchase Payment or the Accumulated Value of such contracts. Such taxes range from 0% to 3.50%. The list of jurisdictions imposing premium tax follows:


                        STATE ANNUITY PREMIUM TAX RATES

   State                         Qualified Contracts    Nonqualified Contracts
   -----                         -------------------    ----------------------
   California                            .50%                   2.35%
   District of Columbia                 2.25%                   2.25%
   Kentucky                             2.00%                   2.00%
   Maine                                   0%                   2.00%
   Nevada                                  0%                   3.50%
   Puerto Rico                          1.00%                   1.00%
   South Dakota                            0%                   1.25%
   West Virginia                        1.00%                   1.00%
   Wyoming                                 0%                   l.00%

Note: The above premium tax rates are in effect as of January 1, 1998.

States not listed above currently have no premium tax on the purchase of group and individual variable annuity contracts. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretations, both of which may affect the above list of states levying such taxes and the applicable tax rates. Particularly because a portion of the premium tax charge may be made at the time Annuity Payments commence, the above list of tax rates may not be those in effect at the time the premium tax charge is made.


Laws relating to premium taxes and the interpretations of such laws are subject to changes that may affect the deductions, if any, made under Contracts for such taxes. Some jurisdictions permit payment of premium tax on the Accumulated Value that is applied to provide an Annuity. In those places, General American does not make any separate deductions for premium tax from Purchase Payments, as it is permitted to do under the Contracts, but defers any separate deductions for such taxes until the Accumulated Value is applied to provide Annuity Payments. (Although General American may be required in some of these jurisdictions to pay premium tax currently on surrender charges, it presently intends to pay the taxes out of the deductions and charges made against all Contracts.) General American plans, where permissible, to defer any separate deductions for premium tax until the Accumulated Value is applied to provide Annuity Payments, at which time the amount of any applicable premium tax will be measured by the Accumulated Value. However, in many jurisdictions the premium tax are applied to Purchase Payments, and in those cases the deductions for such taxes will be made when the payments are received. Thus, General American reserves the right to make a separate deduction from each Purchase Payment, or from the Accumulated Value, depending on which method or combination of methods results in the appropriate deduction for applicable premium tax.

Federal Income Tax

General American does not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Matters") Based upon these expectations, no charge is being made currently to the Separate Account for corporate Federal income taxes which may be attributable to the Separate Account.

General American will periodically review the question of a charge to the Separate Account for corporate Federal income taxes related to the Separate Account. Such a charge may be made in future years for any Federal income taxes incurred by General American. This might become necessary if the tax treatment of General American is ultimately determined to be other than what General American currently believes it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in General American's tax status. In the event that General American should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Unit Values of the Divisions would be correspondingly adjusted by any provision or charge for such taxes.

Expenses - Capital Company and Variable Insurance Products Fund

The value of the assets in the Separate Account will reflect the value of the applicable Capital Company or VIP Fund shares and, therefore, the fees and expenses paid by them. A complete description of the expenses and deductions from the Funds is in the applicable Capital Company or VIP Fund prospectus.

===============================================================================
                     DISTRIBUTIONS UNDER THE CONTRACTS
===============================================================================

Surrenders and Partial Withdrawals

The Contract Owner may surrender the Contract or make a partial withdrawal to receive all or part of the Accumulated Value, at any time before the Annuity Date and while the Annuitant is living, by sending a Written Request. The amount available for surrender or partial withdrawal is the Accumulated Value at the time of the Valuation Period during which the Written Request is received, less any surrender or withdrawal charges. In the event of a partial withdrawal, the amount of any withdrawal charge will be deducted from the remaining Accumulated Value and not from the amount withdrawn. The amount payable upon surrender or withdrawal may be paid in a lump sum to the Contract Owner, or, if elected, all or any part may be paid out under an Annuity Income Option. (See "Annuity Income Options")

The minimum amount that can be withdrawn is $100. In the absence of specific direction from the Contract Owner, amounts will be withdrawn from the Divisions and the General Account on a pro rata basis.

A partial withdrawal results in cancellation of an appropriate number of accumulation units; a surrender requires surrender of the Contract and cancellation of all accumulation units. Any surrender or withdrawal within the first nine Contract Years will result in the application of a surrender charge except that the Contract Owner may withdraw up to 10% of the Accumulated Value without the application of the surrender charge (See "Charges and Deductions").

The amount payable on surrender or withdrawal will ordinarily be paid within seven days after receipt by General American at its Home Office of the Written Request on a duly executed form which may be obtained from the Home Office or by a letter signed by the Annuitant (or the Contract Owner if other than Annuitant) exactly as his or her name appears on the Contract, stating his or her address, the Contract number and the amount of the payment requested. The letter must be signed by any person whose consent is required by reason of any special endorsement. If the Contract Owner's address of record has been changed within the preceding thirty days, all signatures on the letter must be guaranteed by a bank or trust company or by a member firm of a national securities exchange. Payment may be postponed and the right of redemption suspended as described under "Deferment of Payment".


If, at the time the Contract Owner makes a surrender or withdrawal request, he or she has not provided General American with a written election not to have Federal income taxes withheld, General American must by law withhold such taxes from the taxable portion of any surrender or withdrawal. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters-Taxation of Annuities.")


Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders and withdrawals are subject to a surrender or withdrawal charge, the total amount paid under surrender of the Contract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments made.

Termination Benefits

Participants under a Tax Sheltered Variable Annuity Contract have certain rights if they terminate their participation prior to the Annuity Date. Upon termination of participation prior to the Annuity Date, the participant may elect with respect to the Accumulation Value in his or her individual account:

(a) to have the Accumulated Value applied to provide Annuity Payments under one of the annuity income options described below, or

(b) to leave the Accumulated Value in the Contract, in which case the number of accumulation units in his or her Individual Account will remain fixed, but the value thereof will vary as described in the Section "Accumulated Value", or

(c) to receive the Accumulated Value on the basis of the accumulation unit value next determined after the Written Request for surrender is received by General American at its Home Office; or

(d) to convert to an Individual Variable Annuity Contract, if appropriate individual Contracts are issued by General American on the effective date of termination, on the basis set forth by General American at the time of such conversion.

Annuity Date

The Contract Owner should specify an Annuity Date in the application. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract, unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date.

The Contract Owner may advance or defer the Annuity Date. An Annuity Date may be changed only by Written Request during the Annuitant's lifetime, and such a request must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annuity Income Options available for Qualified Contracts may also be controlled by endorsements, the Plan, or applicable law.

Death of Annuitant Prior to Annuity Date

If the Annuitant dies prior to the Annuity Date, the Accumulated Value of the Contract or individual account will be paid to the Beneficiary. The Accumulated Value will be the value next determined following receipt by General American of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. The Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Income Options.

Annuity Income Options

(a)  Election of Annuity Income Options

The Annuity Income Options, with the exception of Option 7, may be selected on either a variable annuity or a guaranteed annuity basis, or a combination of the two. In the absence of an election to the contrary, the variable Accumulated Value will be applied to provide variable annuity installments and the guaranteed Accumulated Value will be applied to provide guaranteed annuity installments.

The minimum amount which may be applied under an option is $5,000 and the minimum annuity installment is $50 (or any lower amount required by state law). If the Accumulated Value is less than $5,000 when the Annuity Date arrives, General American will make a lump sum payment of such amount to the Contract Owner. If at any time installments are, or become less than $50, General American has the right to change the frequency of payments to intervals that will result in installments of at least $50.

(b)  The Options Available

Option 1 - Life Annuity - An Annuity payable monthly during the lifetime of the Payee, ceasing with the last payment due prior to the death of the Payee. However, since there is no provision for a minimum number of payments or for payments to a survivor, it would be possible under this form of settlement for the Annuitant to receive only one payment if he or she died prior to the due date of the second payment, two if he or she died prior to the due date of the third payment, etc.

Option 2 - Life Annuity with 60, 120, l80, or 240 Monthly Payments Guaranteed
- An Annuity payable monthly during the lifetime of the Payee, including the risk that if, at the death of the Payee, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments shall be continued to the Beneficiary during the remainder of the elected period. A Beneficiary entitled to receive payments may elect that the present value of the current dollar amount of the remaining assured number of annuity payments, commuted on the basis of 4% interest compounded annually, be paid in a lump sum.

Option 3 - Unit Refund Life Annuity - An Annuity payable monthly during the lifetime of the Payee ceasing with the last payment due prior to the death of the Payee, provided that, at the death of the Payee, the Beneficiary will receive an additional payment of the then dollar value of the number of Annuity Units equal to the excess, if any of (a) over (b) where (a) is the total amount applied under the option divided by the annuity unit value at the Annuity Date and (b) is the number of Annuity Units represented by each payment multiplied by the number of payments made.

For example, if $19,952.07 were applied under this option for a male at age 65 on the Annuity Date, the annuity unit value in the appropriate Division on such date was $12.071, the number of Annuity Units represented by each payment was ten, thirteen Annuity payments were paid prior to the date of death, and the value of an Annuity Unit on the date of death was $12.818, the amount paid to the Beneficiary would be $19,520.44.

Option 4 - Joint and Survivor Income for Life - An Annuity payable monthly during the joint lifetime of the Payee and a secondary Payee, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor. Since there is no provision for a minimum number of payments, it would be possible under this form of settlement for the Annuitants to receive only one payment if both died prior to the due date of the second payment, two if both died prior to the due date of the third payment, etc.


Option 5 - Income for a Fixed Period - The amount due may be paid in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than three (3) nor more than thirty (30). When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though General American incurs no mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that such selection might be held to be "constructive receipt" of the entire Accumulated Value and result in adverse tax treatment.

Option 6 - Income of a Fixed Amount - The amount due may be paid in equal annual, semiannual, quarterly, or monthly payments of a designated dollar amount (not less than $75 per annum per $1,000 of the original amount due) until the proceeds applied under this option, with interest credited at the current annual rate, are exhausted. The final installment will be for the then remaining balance only. To determine the remaining balance at the end of any Business Day, such balance at the end of the previous Business Day is decreased by the amount of any payment paid since the last Business Day and the result multiplied by the net investment factor for each Division involved for the current Business Day. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though General American incurs no mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that such selection might be held to be "constructive receipt" of the entire Accumulated Value and result in adverse tax treatment.

Option 7 - Interest Income (may be available to Nonqualified Annuities only)
- The amount due may be left on deposit with General American in its General Account and a sum will be paid annually, semiannually, quarterly, or monthly, as selected, which shall not be less than 4% per annum for the period multiplied by the amount remaining on deposit. Under this option, contributions may continue.


(c)  Value of Variable Annuity Payments

The value of Variable Annuity Payments will reflect the investment experience of the chosen Division. The annuity tables that are contained in the Contract, and are used to calculate the value of Variable Annuity Payments, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

Deferment of Payment

Payment of any cash withdrawal or lump sum death benefit due from the Separate Account will occur within seven days from the date the election becomes effective, except that General American may be permitted to defer such payment if: (l) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission or the Commission requires that trading be restricted; or
(3) the Securities and Exchange Commission permits a delay for the protection of Contract Owners.

The Beneficiary

The Beneficiary is the person or persons who will receive any proceeds payable in the event of the death of the Annuitant, in accordance with this provision. The original Beneficiary is shown in the application. Subject to any assignment of a Contract, the Beneficiary designation may be changed during the lifetime of the Annuitant by filing a proper Written Request acceptable to General American at its Home Office. If the joint and survivor option is selected, the Annuitant may not change the designation of a joint Annuitant after payments begin. General American reserves the right to require the Contract for endorsement. A change of Beneficiary designation will not become effective unless accepted in writing by General American at its Home Office, at which time it will be effective as of the date of the request, but without prejudice to General American on account of any benefit paid before receipt of such request at its Home Office. A Beneficiary who becomes entitled to receive benefits under this Contract may also designate, in the same manner, a Beneficiary to receive any benefits which may become payable under this Contract by reason of death. If a Beneficiary has not been designated by a Payee or if a Beneficiary designated by a Payee is not living on the date a lump sum death benefit is payable, or on the date any payments are to be continued, as a result of the death of such Payee, the Company will pay the lump sum death benefit for the commuted value of the payments to the former Payee's spouse. If the spouse is not living at the death of the Payee, then payments will be made equally to the Payee's children who survive the Payee. If the children are not surviving, then payments will be made to either the surviving father or mother or to both equally if both survive. If none of the above survive the Payee, then payments will be made to his or her executors or administrators.

Death Benefits

When General American receives due proof of the death of the Annuitant that occurs before the Annuity Date, it will pay to the Beneficiary the Accumulated Value of the Contract. If the Contract Owner dies before the retirement date, this Contract will no longer be in force. General American will pay the Contract Owner's interest in the Contract to the Beneficiary in a lump sum upon receiving proof of the Contract Owner's death.

This payment must be made within five (5) years after the date of the death of the Annuitant.

If, however, the Contract Owner or the Beneficiary make a written choice of one of the two options described below, and if the Contract Owner's choice is clear to General American, the company will treat the proceeds as the Contract Owner or the Beneficiary have chosen. The two options are:

(i) Leave the proceeds of the Contract with General American as provided under Option 6 of the Annuity Provisions Section of this Contract. Any amount remaining unpaid under Option 6 will, however, be paid in a lump sum to the Beneficiary before the end of the fifth year after the Contract Owner's death.

(ii) Buy an immediate annuity for the Beneficiary, who will be the owner and Annuitant. Payments under the Annuity, or under any other method of payment General American makes available, must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the Contract Owner's death (as determined for Federal tax purposes), and must begin within one year after the Contract Owner's death.

However, if the Contract Owner dies before the Annuity Date and the Contract Owner's spouse is the Beneficiary, no proceeds will be paid to him or her. Instead, this Contract may continue with the Contract Owner's surviving spouse as the new owner.

If the Contract Owner dies and no Beneficiary survives him or her before the Annuity Date, payment of the proceeds will be made in a lump sum to the Contract Owner's estate.

Assignments and Transfers

With respect to individual Nonqualified Contracts, an assignment or transfer of the Contract or of any interest in it will not bind General American unless (1) it is made as a written instrument, (2) the original instrument or a certified copy is filed at our Home Office, and (3) we send the Contract Owner a receipt. General American is not responsible for the validity of the assignment. If a claim is based on an assignment or transfer, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a Beneficiary.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Home Office.

===============================================================================
                            FEDERAL TAX MATTERS
===============================================================================

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

Introduction

The following discussion is a general description of the Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. The discussion is based upon General American's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a nonqualified basis ("Nonqualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Qualified Contracts are intended to be purchased in connection with plans entitled to special income tax treatment under Sections 401, 408, 408A, and 457 of the Code or as tax sheltered annuities under Section 403(b) of the Code. The ultimate effect of Federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan and on the tax and employment status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, a purchaser of a Qualified Contract should seek competent legal and tax advice regarding the suitability of the Contract for his or her situation, the applicable requirements and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


Taxation of General American

General American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the operations of the Separate Account form a part of General American, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing Federal income tax law, General American believes that the investment income and realized net capital gains of the Separate Account will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, General American does not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, General American does not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in General American being taxed on income or gains attributable to the Separate Account, then General American may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

Tax Status of the Contracts

(a)  Diversification.

Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Divisions be "adequately diversified" in accordance with Treasury Department regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. General American intends for the Separate Account, through the Funds, to comply with the diversification requirements prescribed by the Treasury Department in Treas. Reg. Sec. 1.817-5.

(b)  Investor Control.

The Treasury Department has from time to time suggested that under some circumstances the owner of a variable contract will be deemed to be in control over the investments of a separate account supporting the contract, which may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a contract owner is considered the owner of the assets of a separate account, income and gains from that account would be included in the owner's gross income. The Treasury Department also has stated on past occasions that it will issue regulations or rulings addressing this issue.

The ownership rights under the Contract are different in certain respects from those described by the IRS in rulings in which it was determined that Contract Owners were not owners of separate account assets. For example, a Contract owner has the choice of more Divisions and narrower investment strategies in which to allocate net purchase Payments and Accumulation Value, and may be able to transfer among Divisions more frequently than in such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, General American does not know what standards will be set forth, if any, in the additional regulations or rulings which the Treasury Department has stated it expects to issue. General American therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

(c)  Required Distributions.

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Contract to provide that (a) if any Contract Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of that Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person or entity designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. If the Contract Owner's "designated beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. General American intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. There are other rules that apply to Qualified Contracts.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

Taxation of Annuities

(a)  In General.

Section 72 of the Code governs taxation of annuities in general. General American believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the account value (e.g., partial withdrawals, surrenders or Annuity Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

Any Contract Owner who is not a natural person generally must include in income any increase in the excess of the Contract's account value over the "investment in the Contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

(b)  Withdrawals and Surrenders.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the individual's total accrued benefit or the balance under the retirement plan. The "investment in the Contract" generally equals the amount of any premium payments paid by or on behalf of any individual with after-tax dollars. For a Contract issued in connection with qualified plans, the "investment in the Contract" can be zero. This general rule does not apply to certain types of individual retirement annuities, and other special tax rules may be available for certain distributions from a Qualified Contract.


With respect to Nonqualified Contracts, partial withdrawals - including any withdrawals under the systematic withdrawal plan - are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract".

(c)  Annuity Payments.


Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Accumulated Value exceeds the "investment in the Contract" will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payments is taxable. This general rule does not apply to certain types of individual retirement annuities, and other special rules may apply to Qualified Contracts.


For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the Contract".

For fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the Contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. In all cases, after the "investment in the Contract" is recovered, the full amount of any additional Annuity Payment is taxable.

(d)  Penalty Tax.

In the case of a distribution pursuant to a Nonqualified Contract, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Contract Owner attains age 59 1/2; (2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Contract Owner and a "designated beneficiary;" (4) from a qualified plan; (5) allocable to investment in the Contract before August 14, 1982; (6) under a qualified funding asset (as defined in Code Section 130(d)); or (7) under an immediate annuity (as defined in Code Section
(u)(4)). Other tax penalties may apply to certain distributions under a Qualified Contract, including a penalty similar to the penalty for distributions from Nonqualified Contracts described above.

(e)  Taxation of Death Benefit Proceeds.

Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

(f)  Transfers, Assignments or Exchanges of the Contract.

In general, a transfer of ownership of a Contract, the collateral assignment of a Contract, the designation of an Annuitant or Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner. For example, when a Contract is assigned as collateral for a loan, the entire excess of the Contract's account value over the investment in the contract becomes taxable as ordinary income, and, if the Contract Owner is under the age of 59 1/2, a penalty tax equal to 10% of the taxable amount may also be imposed.

Increases in the value of a Contract that has been assigned will continue to be taxable annually to the Contract Owner until the assignment is released.

Any Contract Owner contemplating any such transfer, assignment, designation, or exchange should contact a competent tax adviser for advice with respect to the potential tax effects of such a transaction.

(g)  Multiple Contracts.

All Nonqualified Annuity contracts that are issued by General American (or its affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

(h)  Withholding.

Pension and annuity distributions generally are subject to withholding from the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Different rules may apply to United States citizens or expatriates living abroad and, effective January 1, 1993, to certain distributions under Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

(i)  Possible Changes in Taxation.


In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. As of the date of this Prospectus, the President's budget for fiscal year 1999 includes proposals that would directly affect variable annuities, and there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of any such change.


(j)  Other Tax Consequences.

As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed here reflect General American's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

(k)  Qualified Contracts.

The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as Annuitants and Beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult a competent legal counsel and tax adviser regarding the suitability of the Contract.

Individual Retirement Annuities and Accounts

The Contract is designed for use with individual retirement annuities and individual retirement accounts. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program know as an individual retirement annuity or individual retirement account (each hereinafter referred to as "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other applicable agencies. Such purchasers will have the right to revoke the purchase within seven days of the earlier of the establishment of the IRA or the purchase. If a Qualified Contract is issued in connection with an employer's Simplified Employee Pension ("SEP") or Simple Retirement Account ("SIMPLE") plan, Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under employer plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. A Qualified Contract will be amended as necessary to conform to the requirements of the Code.


Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA, although Roth IRA's are not available as part of the Contract. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a ten percent (10%) penalty tax may apply to distributions made (1) before age 59 - (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.


Code Section 403(b) Plans

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b) (11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The Investment Company Act of 1940 has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no-action letter allows the Separate Account to apply the restrictions created by Code
Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure Contract Owners are aware of the Code restrictions. General American believes it is in compliance with the provisions of the no-action letter.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. These plans are subject to various restrictions on contributions and distributions.

Restrictions under Qualified Contracts

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

===============================================================================
                       DISTRIBUTOR OF THE CONTRACTS
===============================================================================


Walnut Street Securities, Inc. ("Walnut Street"), 400 South Fourth Street, Suite 1000, St. Louis, Missouri 63102 is the principal underwriter and the distributor of the Contracts. Walnut Street is a wholly owned subsidiary of General American. Walnut Street has entered into contracts with various broker-dealers and registered representatives affiliated with Walnut Street to aid in the distribution of the Contracts. Commissions paid to dealer(s) in varying amounts are not expected to exceed 3.75% of Purchase Payments for such Contracts, under normal circumstances. For distribution of the Contracts, General American paid commissions of $843,979.40 to Walnut Street in 1997.


===============================================================================
                                VOTING RIGHTS
===============================================================================

To the extent required by law, the General American Capital Company Fund or the Variable Insurance Products Fund shares held in the Divisions of the Separate Account will be voted by General American at shareholder meetings of such Funds in accordance with instructions received from persons having voting interests in the corresponding Divisions of the Separate Account. The Contract Owner holds a voting interest in each Division to which the Accumulated Value is allocated or Annuity Payments are generated. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, General American determines that it is allowed to vote the Fund shares in its own right, General American may elect to do so.

The number of votes which are available to a Contract Owner will be calculated separately for each Division of the Separate Account. That number will be determined by applying his or her percentage interest, if any, in a particular Division to the total number of votes attributable to the Division.

The number of votes is equal to the number of dollars: (a) during the accumulation period, in the Accumulated Value attributable to a Division divided by the net asset value of a share of the corresponding Fund; and (b) during the annuity period, in the reserve credited to the Annuity Units held in the Division(s) under the variable annuity settlement option in effect divided by the net asset value of a share of the corresponding Fund. Generally, during the annuity period the number of votes applicable to the Annuitant will decrease.

At most Fund shareholder meetings, votes may be cast in person or by proxy and fractional votes will be counted.

The number of votes of a Division which are available will be determined as of the date established by the corresponding Fund for determining shareholders eligible to vote at the meeting. Voting instructions will be solicited by written communication from us prior to such meeting in accordance with procedures established.

Fund shares as to which no timely instructions are received or shares held by General American as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Fund. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Division will receive proxy material, reports, and other materials relating to the appropriate Fund.

To the extent that General American, as shareholder of the Funds, is entitled to vote any Fund's interest in the Trust, it will do so on the same basis as described above.

===============================================================================
                             THE GENERAL ACCOUNT
===============================================================================

Contributions and transfers to the General Account under the Contracts become part of the assets of General American which support annuity and insurance obligations. The General Account includes all of General American's assets, except those assets segregated in separate accounts. General American has sole discretion to invest the assets of the General Account, subject to applicable law. Because of exemptive rules and exclusionary provisions in the law, interests in the General Account have not been registered under the Securities Act of 1933, nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these statutes and, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the General Account. Disclosures about the General Account may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in Prospectuses.

General Account Accumulations

General American guarantees that it will credit interest at an effective annual rate of at least 4% to Purchase Payments or portions of Purchase Payments allocated or transferred to the General Account under the Contracts. General American may, AT ITS SOLE DISCRETION, credit a higher rate of interest to the General Account, or to amounts allocated or transferred to the General Account. Subject to any applicable surrender charges, General American guarantees that the Accumulated Value held in the General Account will equal all amounts allocated or transferred to the General Account, plus any interest credited thereto, less any amounts surrendered or transferred from the General Account. Any interest held in the General Account does not entitle a Contract Owner to share in the investment experience of the General Account.

Surrender Charges

Surrender charges may be applied to withdrawals from the General Account. (See "Surrender Charges")

Transfers to the Separate Account

Transfers from the General Account to the Divisions of the Separate Account may be made only to the extent allowed by General American. (See "Transfers")

General Matters

General American may delay the payment of a surrender or partial withdrawal from the General Account for up to six months from receipt of Written Request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.

===============================================================================
                   STATEMENT OF ADDITIONAL INFORMATION
===============================================================================

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:


                         TABLE OF CONTENTS
                                                                           Page
                                                                           ----
THE CONTRACTS                                                              S-3
   Computation of Variable Annuity Income Payments                         S-3
   Joint Annuitant                                                         S-5
   IRS Required Distributions                                              S-5
MONEY MARKET YIELD CALCULATION                                             S-5
GENERAL MATTERS                                                            S-6
   Participating                                                           S-7
   Incorrect Age or Sex                                                    S-7
   Annuity Data                                                            S-7
   Quarterly Reports                                                       S-7
   Incontestability                                                        S-7
   Ownership                                                               S-7
   Reinstatement                                                           S-8
DISTRIBUTION OF THE CONTRACT                                               S-8
SAFEKEEPING OF ACCOUNT ASSETS                                              S-8
STATE REGULATION                                                           S-8
RECORDS AND REPORTS                                                        S-9
LEGAL PROCEEDINGS                                                          S-9
OTHER INFORMATION                                                          S-9
FINANCIAL STATEMENTS                                                       S-9

PART B                                          Registration No. 2-39272
                                                               811-2162


              GENERAL AMERICAN LIFE INSURANCE COMPANY
                       SEPARATE ACCOUNT TWO

                STATEMENT OF ADDITIONAL INFORMATION
                              FOR THE
          GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACT

                            Offered by


              General American Life Insurance Company
                  (A Missouri Insurance Company)
                         700 Market Street
                       St. Louis, MO  63101


                      ***********************

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the group and individual variable annuity contracts ("Contracts" or "Contract" as syntax requires) offered by General American Life Insurance Company. You may obtain a copy of the current Prospectus by calling 800-449-6447 or writing to: Variable Annuity Administration Department, P.O. Box 14490, St. Louis, MO 63178-4490. Terms defined in the current Prospectus for the Contract are used in the same way in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.


                         Dated: 1 May 1998

                             TABLE OF CONTENTS
                                                                           Page
                                                                           ----
THE CONTRACTS                                                              S-3
   Computation of Variable Annuity Income Payments                         S-3
   Joint Annuitant                                                         S-5
   IRS Required Distribution                                               S-5
MONEY MARKET YIELD CALCULATION                                             S-5
GENERAL MATTERS                                                            S-6
   Participating                                                           S-6
   Incorrect Age or Sex                                                    S-7
   Annuity Data                                                            S-7
   Quarterly Reports                                                       S-7
   Incontestability                                                        S-7
   Ownership                                                               S-7
   Reinstatement                                                           S-8
DISTRIBUTION OF THE CONTRACT                                               S-8
SAFEKEEPING OF ACCOUNT ASSETS                                              S-8
STATE REGULATION                                                           S-8
RECORDS AND REPORTS                                                        S-9
LEGAL PROCEEDINGS                                                          S-9
OTHER INFORMATION                                                          S-9
FINANCIAL STATEMENTS                                                       S-9

THE CONTRACTS

The following provides additional information about the Contracts which supplements the description in the Prospectus and may be of interest to the Contract Owners.

Computation of Variable Annuity Income Payments

(a)   Computation of the Value of an Annuity Unit

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts issued on or after 1 May 1982; 3.5% for tax-qualified contracts issued prior to 1 May 1982; and 3% for non-tax-qualified contracts issued prior to 1 May 1982.

As a starting point, the value of a Separate Account Two annuity unit was established at $10.00 as of the end of the business day on 4 January 1971. For contracts issued prior to 1 May 1982, the value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (described below) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and (b) the net investment factor for the fifth business day preceding such business day.

The daily reduction factors referred to above are .99989256 for all contracts issued on or after 1 May 1982; .99990575 for tax-qualified contracts issued prior to 1 May 1982; and .99991902 for non-tax-qualified contracts issued before 1 May 1982.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $10.20, then the annuity unit for the current business day is $10.22, determined as follows:

      1.00176027        $10.200000
      X .99989256       X 1.00165264

      1.00165264        $10.216857

(b)   Determination of the Amount of the First Annuity
      Installment

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Division on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the contract by the number of thousands of dollars of accumulated value of the contract (individual account).

If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

(c)   Determination of the Fluctuating Values of the Annuity
      Installments

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

Joint Annuitant

The Contract Owner may, by Written Request at least 30 days prior to the Annuity Date, name a Joint Annuitant. An Annuitant or Joint Annuitant may not be replaced.

The Annuity Date shall be specified in the application. If the Annuitant or Joint Annuitant dies after the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

IRS Required Distributions

If any Contract Owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated Beneficiary as described in this section so that the Contracts qualify as annuities under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity date, the entire interest in the Contract will be distributed within five years after date of death or be used to purchase an immediate annuity under which payments will begin within one year of the Contract Owner's death and will be made for the life of the "Owner's Designated Beneficiary" or for a period not extending beyond the life expectancy of that beneficiary.

If any portion of the deceased Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the New Contract Owner.

MONEY MARKET YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, General American is required to disclose the current annualized yield for the Division investing in the Money Market Fund of Capital Company (the "Money Market Division") for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market

Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative expenses of services and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Division of the Separate Account will be lower than the yield for the Money Market Fund of Capital Company.

The Securities and Exchange Commission also permits General American to disclose the effective yield of the Money Market Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

The yield on amounts held in the Money Market Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund, and its operating expenses.

GENERAL MATTERS

Participating

The Contracts share in General American's divisible surplus while they are in force prior to the annuity commencement date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a contract. If any divisible surplus is credited to a contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with General American to accumulate with interest.

Incorrect Age or Sex

If the age at issue or sex of the Annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After General American begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

Annuity Data

General American will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to General American.

Quarterly Reports

Quarterly, General American will give the Contract Owner a report of the current Accumulated Value allocated to each Division; the current Accumulated Value allocated to the General Account; and any Purchase Payments, charges, transfers, or surrenders during that period. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. General American reserves the right to charge a fee for additional reports.

Incontestability

General American cannot contest this Contract, except for nonpayment of stipulated payments or premiums, after it has been in force during the lifetime of the Annuitant for a period of two years from the date of issue. This provision will not apply to any supplemental agreement relating to total and permanent disability benefits.

Ownership

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the application. The Owner may specify a new Owner by Written Notice at any time thereafter. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner.

Reinstatement

A Contract may be reinstated if a stipulated payment is in default and if the Accumulated Value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the Annuitant but before the Annuity Date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to General American. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

DISTRIBUTION OF THE CONTRACT

Walnut Street Securities, Inc. ("Walnut Street"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws who have entered into agreements with Walnut Street. The offering of the Contracts is continuous and Walnut Street does not anticipate discontinuing the offering of the Contracts. However, Walnut Street does reserve the right to discontinue the offering of the Contracts.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by General American. The assets are kept physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible Fund shares held by each of the Divisions of the Separate Account.

STATE REGULATION


General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the Separate Account.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS


The audited financial statements of General American and the Separate Account have been included in this Prospectus in reliance on the reports of KPMG Peat Marwick LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing.

The report of KPMG Peat Marwick LLP covering the December 31, 1997, financial statements, of General American, refers to the Adoption of Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts.

                  Independent Auditors' Report
                  ----------------------------

The Board of Directors
General American Life Insurance Company
and Contractholders of General American
Separate Account Two:

We have audited the statements of assets and liabilities, including the schedule of investments, of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity- Income, Growth, and Overseas Fund Divisions of General American Separate Account Two as of December 31, 1997, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and financial highlights information for the periods presented. These financial statements and financial highlights information are the responsibility of the management of General American Separate Account Two. Our responsibility is to express an opinion on these financial statements and financial highlights information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned as of December 31, 1997, were verified by audit of the statements of assets and liabilities of the underlying portfolios of General American Capital Company and confirmation by correspondence with respect to the Variable Insurance Products Fund sponsored by Fidelity Investments. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights information referred to above present fairly, in all material respects, the financial position of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth, and Overseas Fund Divisions of General American Separate Account Two as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended , and financial highlights information for the periods presented, in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP
St. Louis, Missouri
February 9, 1998

                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                          STATEMENTS OF ASSETS AND LIABILITIES
                                                   DECEMBER  31, 1997


                                                S & P 500        MONEY          BOND         MANAGED         ASSET
                                                  INDEX          MARKET         INDEX         EQUITY       ALLOCATION
                                              FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION
                                              -------------  -------------  -------------  -------------  -------------
Assets:
  Investments in General American Capital
    Company, at market value (see Schedule
    of Investments)                             $56,579,385    $2,782,515     $4,775,960   $23,127,305    $19,679,897
  Receivable from General American Life
    Insurance Company                               167,740             0              0        69,153              0
                                                -----------    ----------     ----------   -----------    -----------
      Total assets                               56,747,125     2,782,515      4,775,960    23,196,458     19,679,897
                                                -----------    ----------     ----------   -----------    -----------
Liabilities:
  Payable to General American Life
    Insurance Company                                     0           525         12,463             0        293,529
                                                -----------    ----------     ----------   -----------    -----------
      Total net assets                          $56,747,125    $2,781,990     $4,763,497   $23,196,458    $19,386,368
                                                ===========    ==========     ==========   ===========    ===========
Net assets represented by:
  Tax sheltered annuities in accumulation
    period                                       40,776,034     1,616,101      3,184,596    23,014,484     14,087,038
  Individually purchased annuities in
    accumulation period                          15,971,091     1,165,889      1,578,901       146,472      5,299,330
  Variable annuities in payment period                    0             0              0        35,502              0
                                                -----------    ----------     ----------   -----------    -----------
      Total net assets                          $56,747,125    $2,781,990     $4,763,497   $23,196,458    $19,386,368
                                                ===========    ==========     ==========   ===========    ===========

Tax sheltered units held - 88 Series                934,778       101,982        163,308       280,198        496,334
Individually purchased units held - 88 Series       366,132        73,572         80,967        67,082        186,713
Tax sheltered units held - 82 Series                   --            --             --         136,105           --
Individually purchased units held - 82 Series          --            --             --           1,844           --

Tax sheltered accumulation unit value - 88
  Series                                        $     43.62    $    15.85     $    19.50    $    37.77    $     28.38
Individually purchased accumulation unit value
  - 88 Series                                         43.62         15.85          19.50         37.77          28.38
Tax sheltered accumulation unit value - 82
  Series                                               --            --             --           72.99           --
Individually purchased accumulation unit value
  - 82 Series                                          --            --             --           79.43           --

Cost of investments                             $37,724,635    $2,800,835     $4,744,353   $19,628,648    $16,989,984
                                                ===========    ==========     ==========   ===========    ===========

See accompanying notes to financial statements.




                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                    STATEMENTS OF ASSETS AND LIABILITIES (continued)
                                                    DECEMBER 31, 1997



                                                                 EQUITY- INCOME       GROWTH            OVERSEAS
                                                                 FUND DIVISION     FUND DIVISION      FUND DIVISION
                                                                 --------------    -------------      -------------
Assets:
  Investments in Fidelity Variable Insurance Products
    Fund, at market value (see Schedule of Investments)           $23,853,477       $25,702,395        $6,428,606
  Receivable from General American Life Insurance Company             245,540           223,410            79,567
                                                                  -----------       -----------        ----------

      Total assets                                                 24,099,017        25,925,805         6,508,173
                                                                  -----------       -----------        ----------
Liabilities:
  Payable to General American Life
    Insurance Company                                                       0                 0                 0
                                                                  -----------       -----------        ----------

      Total net assets                                            $24,099,017       $25,925,805        $6,508,173
                                                                  ===========       ===========        ==========
Net assets represented by:
  Tax sheltered annuities in accumulation period                   16,988,925        19,600,819         4,848,447
  Individually purchased annuities in accumulation period           7,110,092         6,324,986         1,659,726
  Variable annuities in payment period                                      0                 0                 0
                                                                  -----------       -----------        ----------

      Total net assets                                            $24,099,017       $25,925,805        $6,508,173
                                                                  ===========       ===========        ==========

Tax sheltered units held - 88 Series                                  838,126         1,063,906           362,556
Individually purchased units held - 88 Series                         350,767           343,312           124,111
Tax sheltered units held - 82 Series                                     --                --                --
Individually purchased units held - 82 Series                            --                --                --

Tax sheltered accumulation unit value - 88 Series                 $     20.27        $    18.42         $   13.37
Individually purchased accumulation unit value - 88 Series              20.27             18.42             13.37
Tax sheltered accumulation unit value - 82 Series                        --                --                --
Individually purchased accumulation unit value - 82 Series               --                --                --

Cost of investments                                               $18,561,128       $20,270,625        $5,838,191
                                                                  ===========       ===========        ==========

See accompanying notes to financial statements.

                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                                STATEMENTS OF OPERATIONS
                                          FOR THE YEAR ENDED DECEMBER 31, 1997


                                                   S & P 500       MONEY          BOND         MANAGED       ASSET
                                                     INDEX         MARKET         INDEX        EQUITY      ALLOCATION
                                                FUND DIVISION  FUND DIVISION  FUND DIVISION FUND DIVISION FUND DIVISION
                                                -------------  -------------  ------------- ------------- -------------
Investment  income<F*>                          $      --        $   --        $    --      $     --       $     --

Expenses:
  Mortality and expense charge                     (480,811)      (26,955)       (41,815)     (203,453)      (166,957)
                                                -----------      --------      ---------    ----------     ----------
      Net investment expense                       (480,811)      (26,955)       (41,815)     (203,453)      (166,957)
                                                -----------      --------      ---------    ----------     ----------

Net realized gain on investments:
  Realized gain from distributions                2,537,864        88,057        223,300     1,380,369        572,540
  Realized gain (loss) on sales                   1,740,932        18,998        (62,449)      618,283        563,836
                                                -----------      --------      ---------    ----------     ----------
      Net realized gain on investments            4,278,796       107,055        160,851     1,998,652      1,136,376
                                                -----------      --------      ---------    ----------     ----------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of year                             9,966,392       (61,065)      (180,283)    1,125,441      1,018,101
  Unrealized gain (loss) on investments,
    end of year                                  18,854,750       (18,321)        31,607     3,498,658      2,689,912
                                                -----------      --------      ---------    ----------     ----------
      Net unrealized gain (loss) on
        investments                               8,888,358        42,744        211,890     2,373,217      1,671,811
                                                -----------      --------      ---------    ----------     ----------
        Net gain on investments                  13,167,154       149,799        372,741     4,371,869      2,808,187
                                                -----------      --------      ---------    ----------     ----------
Net increase in net assets resulting
  from operations                               $12,686,343      $122,844      $ 330,926    $4,168,416     $2,641,230
                                                ===========      ========      =========    ==========     ==========



<F*>See Note 2C

See accompanying notes to financial statements.




                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                          STATEMENTS OF OPERATIONS (continued)
                                          FOR THE YEAR ENDED DECEMBER 31, 1997



                                                      EQUITY-INCOME        GROWTH           OVERSEAS
                                                      FUND DIVISION     FUND DIVISION     FUND DIVISION
                                                      -------------     -------------     -------------
Investment  income:
  Dividend income <F*>                                 $  302,283        $  142,321          $ 99,153

Expenses:
  Mortality and expense charge                           (211,639)         (240,477)          (64,392)
                                                       ----------        ----------          --------
      Net investment expense                               90,644           (98,156)           34,761
                                                       ----------        ----------          --------
Net realized gain on investments:
  Realized gain from distributions                      1,519,811           637,057           393,608
  Realized gain on sales                                  827,926         1,737,873           244,352
                                                       ----------        ----------          --------
      Net realized gain on investments                  2,347,737         2,374,930           637,960
                                                       ----------        ----------          --------
Net unrealized gain on investments:
  Unrealized gain on investments,
    beginning of year                                   2,775,434         2,921,001           661,302
  Unrealized gain on investments, end of year           5,292,349         5,431,769           590,415
                                                       ----------        ----------          --------
      Net unrealized gain (loss) on investments         2,516,915         2,510,768           (70,887)
                                                       ----------        ----------          --------
        Net gain on investments                         4,864,652         4,885,698           567,073
                                                       ----------        ----------          --------
Net increase in net assets resulting
  from operations                                      $4,955,296        $4,787,542          $601,834
                                                       ==========        ==========          ========

<F*>See Note 2C

See accompanying notes to financial statements.

                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                           STATEMENTS OF CHANGES IN NET ASSETS
                                     FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                   S & P 500                  MONEY                  BOND
                                                     INDEX                    MARKET                 INDEX
                                                 FUND DIVISION             FUND DIVISION          FUND DIVISION
                                          -------------------------   ----------------------  -----------------------
                                              1997          1996         1997        1996        1997        1996
                                          -----------   -----------   ----------  ----------  ----------   ----------
Operations:
  Net investment expense                  $  (480,811)  $  (321,470)  $  (26,955) $  (28,783) $  (41,815)  $  (41,660)
  Net realized gain on investments          4,278,796     2,706,713      107,055     149,010     160,851      290,019
  Net unrealized gain (loss) on
    investments                             8,888,358     3,928,022       42,744       5,126     211,890     (164,213)
                                          -----------   -----------   ----------  ----------  ----------   ----------
    Net increase in net assets
      resulting from operations            12,686,343     6,313,265      122,844     125,353     330,926       84,146

Net deposits into (withdrawals from)
    Separate Account                        6,489,502     5,241,770      (51,313)    222,631     226,314       52,563
                                          -----------   -----------   ----------  ----------  ----------   ----------
    Increase in net assets                 19,175,845    11,555,035       71,531     347,984     557,240      136,709

Net assets, beginning of year              37,571,280    26,016,245    2,710,459   2,362,475   4,206,257    4,069,548

Net assets, end of year                   $56,747,125   $37,571,280   $2,781,990  $2,710,459  $4,763,497   $4,206,257
                                          ===========   ===========   ==========  ==========  ==========   ==========


                                                          MANAGED                     ASSET
                                                           EQUITY                   ALLOCATION
                                                       FUND DIVISION               FUND DIVISION
                                                -------------------------    -------------------------
                                                    1997          1996           1997          1996
                                                -----------   -----------    -----------   -----------
Operations:
  Net investment expense                        $  (203,453)  $  (168,639)   $  (166,957)  $  (118,459)
  Net realized gain on investments                1,998,652     2,536,967      1,136,376     1,110,691
  Net unrealized gain (loss) on investments       2,373,217       800,891      1,671,811       623,498
                                                -----------   -----------    -----------   -----------
    Net increase in net assets
      resulting from operations                   4,168,416     3,169,219      2,641,230     1,615,730

Net deposits into (withdrawals from)
   Separate Account                                 579,352    (1,345,142)     3,375,210     1,536,787
                                                -----------   -----------    -----------   -----------
    Increase in net assets                        4,747,768     1,824,077      6,016,440     3,152,517

Net assets, beginning of year                    18,448,690    16,624,613     13,369,928    10,217,411

Net assets, end of year                         $23,196,458   $18,448,690    $19,386,368   $13,369,928
                                                ===========   ===========    ===========   ===========


See accompanying notes to financial statements.




                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                     STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                     FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                              EQUITY-INCOME                GROWTH                    OVERSEAS
                                              FUND DIVISION             FUND DIVISION              FUND DIVISION
                                       -------------------------  -------------------------   -----------------------
                                           1997          1996         1997         1996          1997         1996
                                       -----------   -----------  -----------   -----------   ----------   ----------
Operations:
  Net investment income (expense)      $    90,644   $  (123,368) $   (98,156)  $  (132,093)  $   34,761   $   (3,333)
  Net realized gain on investments       2,347,737       862,468    2,374,930     1,298,164      637,960      100,993
  Net unrealized gain (loss) on
    investments                          2,516,915     1,019,791    2,510,768       825,082      (70,887)     440,476
                                       -----------   -----------  -----------   -----------   ----------   ----------
    Increase in net assets resulting
      from operations                    4,955,296     1,758,891    4,787,542     1,991,153      601,834      538,136

Net deposits into Separate Account       1,834,497     4,820,832    1,017,526     6,088,025      415,281    1,249,521
                                       -----------   -----------  -----------   -----------   ----------   ----------
    Increase in net assets               6,789,793     6,579,723    5,805,068     8,079,178    1,017,115    1,787,657

Net assets, beginning of year           17,309,224    10,729,501   20,120,737    12,041,559    5,491,058    3,703,401

Net assets, end of year                $24,099,017   $17,309,224  $25,925,805   $20,120,737   $6,508,173   $5,491,058
                                       ===========   ===========  ===========   ===========   ==========   ==========

See accompanying notes to financial statements.

               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                   NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1997

Note 1 - Organization

General American Life Insurance Company (General American) markets life insurance and health and pension arrangements to the public. General American Separate Account Two (the Separate Account) is a part of General American and is available to tax qualified and non-tax qualified retirement plans for investment purposes in variable annuity contracts. The Separate Account was reorganized as a unit investment trust, registered under the Investment Company Act of 1940, pursuant to a plan of reorganization approved by its contractholders on February 23, 1988. To provide Separate Account contractholders the opportunity to invest in a more diversified mutual fund portfolio, four additional fund divisions were also established on this date. Existing contractholders' units in the Separate Account remained unchanged after the reorganization.

Each Fund Division invests exclusively in shares of a single fund of either General American Capital Company (the Capital Company) or Variable Insurance Products Fund, which are open-end diversified management investment companies. The funds of the General American Capital Company, sponsored by General American, are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, and Asset Allocation Fund Divisions. The name of the Bond Index Fund was changed from the Intermediate Bond Fund effective October 1, 1992. The name change reflected a change in investment policies and objectives of the Fund. The name of the S & P 500 Index Fund was changed from the Equity Index Fund effective May 1, 1994. The funds of the Variable Insurance Products Fund, sponsored by Fidelity Investments, are the Equity-Income, Growth, and the Overseas Fund Divisions. Contractholders have the option of directing their deposits into one or all of these Funds as well as into the general account of General American. The unit values for the Separate Account 88 Series for the above divisions began at $10.00 on May 16, 1988 (date of first deposits into these fund divisions), except for the Managed Equity Fund Division, which began at $10.00 on February 23, 1988; the Equity-Income and Growth Fund Divisions which began at $10.00 on January 6, 1994; and the Overseas Fund Division which began at $10.00 on January 11, 1994.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.


                                                                  (Continued)

               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                   NOTES TO FINANCIAL STATEMENTS

A.    Investments

            The Separate Account's investments in the eight Funds are valued daily based on the net asset values of the respective Fund shares held as reported to General American by General American Capital Company and Variable Insurance Products. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.


B.    Federal Income Taxes

            Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Account are not taxable. Therefore, no Federal income tax expense has been provided.

C.    Distribution of Income and Realized Capital Gains

            General American Capital Company follows the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the Separate Account. As a result, General American Capital Company does not pay any dividends or capital gain distributions. During December of each year, accumulated investment income and capital gains of the underlying Capital Company Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account. This adjustment has no impact on the net assets of the Separate Account.

            The Variable Insurance Products Funds intends to pay out all of its net investment income and net realized capital gains for each year. Dividends from the funds are distributed at least annually on a per share basis and are recorded on the ex dividend date. Normally, net realized capital gains, if any, are distributed each year for each fund. Such income and capital gain distributions are automatically reinvested in additional shares of the funds.



                                                                  (Continued)

               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                   NOTES TO FINANCIAL STATEMENTS


D.    Use of Estimates

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


Note 3 - Policy Charges

General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Account, for which the Separate Account is charged a daily rate of .002740% of net assets of each Fund Division of the Separate Account, which equals an annual rate of 1% for those net assets. For contracts issued prior to the date of reorganization and invested in the Managed Equity Fund, daily adjustments to values in the Separate Account are made to offset fully the effect of a .10% administrative fee charged to the Managed Equity Fund by General American. Since the Separate Account invests in shares of the Capital Company, as opposed to direct investments in publicly traded common stocks, the Separate Account is not charged an investment advisory fee.

Under Separate Account contractual arrangements, General American is entitled to collect payment for sale charges and annuity taxes. Variable annuity contracts written prior to May 1, 1982 have a front-end sales charge of 4.75% applied to each contribution. Contracts written after April 30, 1982 are subject to a contingent deferred sales charge upon surrender of the contract or partial withdrawal of funds on deposit. The sales charge is 9% during the first contract year, decreasing by 1% per year thereafter; the contingent deferred sales charge is waived in the event of death, disability or annuitization after the fifth contract year. The amount of sales charges, transfer charges, surrender charges and premium taxes for 1997 and 1996 are disclosed in Note 6.


                                                                  (Continued)

               GENERAL AMERICAN SEPARATE ACCOUNT TWO
                    NOTES TO FINANCIAL STATEMENT

Note 4 - Purchases and Sales of Capital Company Shares

During the year ended December 31, 1997, purchases including net realized gain and income from distribution and proceeds from sales of General American Capital Company shares were as follows:

                          S & P 500            Money                                Managed            Asset
                            Index             Market            Bond Index          Equity          Allocation
                            Fund               Fund                Fund              Fund              Fund
                            ----               ----                ----              ----              ----
Purchases               $11,989,097        $  2,062,407        $  1,509,576      $  4,328,322      $  7,183,672
                        -----------        ------------        ------------      ------------      ------------
Sales                   $3,662,935         $  2,054,034        $  1,074,990      $  2,657,222      $  3,138,563
                        -----------        ------------        ------------      ------------      ------------



During the year ended December 31, 1997, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund shares were as follows:

                           Equity-
                           Income             Growth             Overseas
                            Fund               Fund                Fund
                            ----               ----                ----
Purchases               $ 5,835,233         $ 5,593,676        $  2,306,472
                        -----------         -----------        ------------

Sales                   $ 2,603,087         $ 4,327,213        $  1,537,462
                        -----------         -----------        ------------

                    GENERAL AMERICAN SEPARATE ACCOUNT TWO
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER  31, 1997


Note 5 - Accumulation Unit Activity

The following is a summary of the accumulation unit activity for the year ended December 31, 1997 and 1996 (in thousands):


                                              S & P 500 INDEX              MONEY MARKET                BOND INDEX
                                               FUND DIVISION               FUND DIVISION              FUND DIVISION
                                            -------------------         -------------------         -----------------
  Tax sheltered annuities:                 1997            1996         1997           1996         1997         1996
                                           ----            ----         ----           ----         ----         ----
Net deposits                                268            243            89            197           41           57
Net withdrawals                            (141)           (92)         (104)          (186)         (41)         (40)
Outstanding units, beginning of year        808            657           117            106          163          146
                                           ----            ---          ----           ----          ---          ---
Outstanding units, end of year              935            808           102            117          163          163
                                           ====            ===          ====           ====          ===          ===


Individually purchased annuities:


Net deposits                                 70            108            54             65           36           16
Net withdrawals                             (29)           (80)          (42)           (60)         (25)         (31)
Outstanding units, beginning of year        325            297            62             57           70           85
                                           ----            ---          ----           ----          ---          ---
Outstanding units, end of year              366            325            74             62           81           70
                                           ====            ===          ====           ====          ===          ===


                                                              MANAGED EQUITY                         ASSET ALLOCATION
                                                              FUND DIVISION                            FUND DIVISION
                                            ------------------------------------------------         -----------------
                                                 88 Series                      Other
  Tax sheltered annuities:                  1997           1996          1997           1996         1997         1996
                                            ----           ----          ----           ----         ----         ----
Net deposits                                 77             62             9             11          179           96
Net withdrawals                             (37)           (37)          (26)           (22)         (58)         (38)
Outstanding units, beginning of year        240            215           153            164          375          317
                                            ---            ---           ---            ---          ---          ---
Outstanding units, end of year              280            240           136            153          496          375
                                            ===            ===           ===            ===          ===          ===


Individually purchased annuities:


Net deposits                                 14             12             0              0           30           50
Net withdrawals                              (5)           (29)            0            (15)         (21)         (40)
Outstanding units, beginning of year         58             75             2             17          178          168
                                            ---            ---           ---            ---          ---          ---
Outstanding units, end of year               67             58             2              2          187          178
                                            ===            ===           ===            ===          ===          ===




                     GENERAL AMERICAN SEPARATE ACCOUNT TWO
                         NOTES TO FINANCIAL STATEMENTS
                              DECEMBER  31, 1997


Note 5 - Accumulation Unit Activity (continued)

The following is a summary of the accumulation unit activity for the year ended December 31, 1997 and 1996 (in thousands):




                                               EQUITY-INCOME                  GROWTH                     OVERSEAS
                                               FUND DIVISION               FUND DIVISION               FUND DIVISION
                                           --------------------        ---------------------        ------------------
Tax sheltered annuities:                   1997            1996        1997             1996        1997          1996
                                           ----            ----        -----            ----        ----          ----
Net deposits                                215            308           291            424          140          139
Net withdrawals                            (144)           (93)         (201)           (96)        (123)         (59)
Outstanding units, beginning of year        767            552           974            646          346          266
                                           ----            ---         -----            ---         ----          ---
Outstanding units, end of year              838            767         1,064            974          363          346
                                           ====            ===         =====            ===         ====          ===



Individually purchased annuities:


Net deposits                                 70            169            75            190           26           44
Net withdrawals                             (36)           (59)          (94)           (89)          (9)         (14)
Outstanding units, beginning of year        317            207           362            261          107           77
                                           ----            ---         -----            ---         ----          ---
Outstanding units, end of year              351            317           343            362          124          107
                                           ====            ===         =====            ===         ====          ===

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO
                         NOTES TO FINANCIAL STATEMENTS
                              DECEMBER  31, 1997

Note 6 - Summary of Gross and Net Deposits into Separate Account

Deposits into the Separate Account are used to purchase shares in the Capital Company or Fidelity's Variable Insurance Products Funds. Net deposits represent the amounts available for investment in such shares after the deduction of sales charges, premium taxes, transfer charges, and surrender charges.

                                                S & P 500 INDEX            MONEY MARKET             BOND INDEX
                                                 FUND DIVISION             FUND DIVISION           FUND DIVISION
                                          -------------------------    ----------------------   ---------------------
Tax sheltered annuities:                      1997          1996          1997        1996         1997       1996
                                          -----------   -----------    ---------   ----------   ---------   ---------
Total gross deposits                      $ 4,992,488   $ 4,801,588    $ 531,080   $1,573,029   $ 370,466   $ 644,473
Transfers between fund divisions
     and General American                   2,216,752     1,297,472     (559,259)    (977,208)   (113,635)   (123,200)
Surrenders and withdrawals                 (2,348,697)   (1,612,048)    (207,516)    (442,144)   (241,262)   (212,773)
                                          -----------   -----------    ---------   ----------   ---------   ---------
Total gross deposits, transfers, and
     surrenders between fund divisions      4,860,543     4,487,012     (235,695)     153,677      15,569     308,500

Deductions:
Sales charges and premium taxes                   565           220           25           25           3           0
Transfer charges                                    0             0            0            0           0           0
Surrender charges                              18,035        15,859        5,180        2,116       2,527       4,533
                                          -----------   -----------    ---------   ----------   ---------   ---------
                                               18,600        16,079        5,205        2,141       2,530       4,533
Total deposits into (withdrawals from)
     Seperate Account                     $ 4,841,943   $ 4,470,933    $(240,900)  $  151,536   $  13,039   $ 303,967
                                          ===========   ===========    =========   ==========   =========   =========

                                                S & P 500 INDEX            MONEY MARKET             BOND INDEX
                                                 FUND DIVISION             FUND DIVISION           FUND DIVISION
                                          -------------------------    ----------------------   ---------------------
Individually purchased annuities:             1997         1996          1997         1996        1997        1996
                                          -----------   -----------    ---------   ----------   ---------   ---------
Total gross deposits                      $ 2,053,502   $ 2,175,114    $ 479,380   $  218,102   $ 120,453   $ 217,664
Transfers between fund divisions
     and General American                     192,907       624,117     (281,502)     287,057     214,861    (129,113)
Surrenders and withdrawals                   (590,196)   (2,023,782)      (8,262)    (432,702)   (120,139)   (337,899)
                                          -----------   -----------    ---------   ----------   ---------   ---------
Total gross deposits, transfers, and
     surrenders between fund divisions      1,656,213       775,449      189,616       72,457     215,175    (249,348)

Deductions:
Sales charges and premium taxes                    70           107            0            0           0          26
Transfer charges                                    0             0            0            0           0           0
Surrender charges                               8,584         4,505           29        1,362       1,900       2,030
                                          -----------   -----------    ---------   ----------   ---------   ---------
                                                8,654         4,612           29        1,362       1,900       2,056
Total deposits into (withdrawals from)
     Seperate Account                     $ 1,647,559   $   770,837    $ 189,587   $   71,095   $ 213,275   $(251,404)
                                          ===========   ===========    =========   ==========   =========   =========

                                                               MANAGED EQUITY                    ASSET ALLOCATION
                                                               FUND DIVISION                       FUND DIVISION
                                           --------------------------------------------------  ----------------------
                                                   88 Series                   Other
Tax sheltered annuities:                      1997          1996        1997          1996        1997        1996
                                           ----------    ----------  -----------    ---------  ----------  ----------
Total gross deposits                       $1,603,980    $1,279,028  $   231,756    $ 353,664  $3,211,321  $1,660,566
Transfers between fund divisions
     and General American                     466,770       (39,630)    (241,531)      33,983     742,510     163,028
Surrenders and withdrawals                   (688,564)     (524,564)  (1,127,831)    (996,893)   (802,650)   (502,107)
                                           ----------    ----------  -----------    ---------  ----------  ----------
Total gross deposits, transfers, and
     surrenders between fund divisions      1,382,186       714,834   (1,137,606)    (609,246)  3,151,181   1,321,487

Deductions:
Sales charges and premium taxes                    27            32        1,050          457           2          38
Transfer charges                                    0             0            5            0           0           0
Surrender charges                               8,235         5,803            0          519       7,246       8,924
                                           ----------    ----------  -----------    ---------  ----------  ----------
                                                8,262         5,835        1,055          976       7,248       8,962
Total deposits into (withdrawals from)
     Seperate Account                      $1,373,924    $  708,999  $(1,138,661)   $(610,222) $3,143,933  $1,312,525
                                           ==========    ==========  ===========    =========  ==========  ==========

                                                               MANAGED EQUITY                    ASSET ALLOCATION
                                                               FUND DIVISION                       FUND DIVISION
                                           --------------------------------------------------  ----------------------
                                                   88 Series                   Other
Individually purchased annuities:              1997         1996        1997          1996        1997        1996
                                           ----------    ----------  -----------    ---------  ----------  ----------
Total gross deposits                       $  455,178    $  236,060  $         0    $  10,784  $  588,279  $  771,054
Transfers between fund divisions
     and General American                      19,302      (127,389)           0        2,476      80,471     101,742
Surrenders and withdrawals                   (124,273)     (635,428)      (2,121)    (926,791)   (424,166)   (647,356)
                                           ----------    ----------  -----------    ---------  ----------  ----------
Total gross deposits, transfers, and
     surrenders between fund divisions        350,207      (526,757)      (2,121)    (913,531)    244,584     225,440

Deductions:
Sales charges and premium taxes                    30           108            0            6          60          15
Transfer charges                                    0             0            0            0           0           0
Surrender charges                               3,967         3,517            0            0      13,247       1,163
                                           ----------    ----------  -----------    ---------  ----------  ----------
                                                3,997         3,625            0            6      13,307       1,178
Total deposits into (withdrawals from)
     Seperate Account                      $  346,210    $ (530,382) $    (2,121)   $(913,537) $  231,277  $  224,262
                                           ==========    ==========  ===========    =========  ==========  ==========



                                          GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                              NOTES TO FINANCIAL STATEMENTS
                                                   DECEMBER  31, 1997

Note 6 - Summary of Gross and Net Deposits into Separate Account, (continued)


                                                EQUITY-INCOME                GROWTH                   OVERSEAS
                                                FUND DIVISION             FUND DIVISION             FUND DIVISION
                                          -------------------------  ------------------------   ---------------------
Tax sheltered annuities:                      1997          1996         1997         1996        1997        1996
                                          -----------    ----------  -----------   ----------   ---------   ---------
Total gross deposits                      $ 1,976,947    $2,826,679  $ 3,448,982   $4,167,351   $ 861,766   $ 899,345
Transfers between fund divisions
     and General American                     898,692       889,311       (2,045)   1,299,236     328,379     263,567
Surrenders and withdrawals                 (1,625,061)     (526,930)  (2,073,804)    (802,978)   (998,672)   (239,737)
                                          -----------    ----------  -----------   ----------   ---------   ---------
Total gross deposits, transfers, and
     surrenders between fund divisions      1,250,578     3,189,060    1,373,133    4,663,609     191,473     923,175

Deductions:
Sales charges and premium taxes                    42            73           79          154          10          37
Transfer charges                                    0             0            0            0           0           0
Surrender charges                              20,372        11,385       17,214       13,731       4,773       4,239
                                          -----------    ----------  -----------   ----------   ---------   ---------
                                               20,414        11,458       17,293       13,885       4,783       4,276
Total deposits into
     Seperate Account                     $ 1,230,164    $3,177,602  $ 1,355,840   $4,649,724   $ 186,690   $ 918,899
                                          ===========    ==========  ===========   ==========   =========   =========

                                                EQUITY-INCOME                GROWTH                   OVERSEAS
                                                FUND DIVISION             FUND DIVISION             FUND DIVISION
                                          -------------------------  ------------------------   ---------------------
Individually purchased annuities:             1997          1996         1997         1996        1997        1996
                                          -----------    ----------  -----------   ----------   ---------   ---------
Total gross deposits                      $   915,674    $1,660,280  $   718,567   $1,675,877   $ 192,673   $ 316,565
Transfers between fund divisions
     and General American                     (51,474)       68,897     (286,628)     (33,352)     87,209      69,225
Surrenders and withdrawals                   (251,063)      (83,837)    (759,171)    (201,305)    (50,134)    (54,297)
                                          -----------    ----------  -----------   ----------   ---------   ---------
Total gross deposits, transfers, and
     surrenders between fund divisions        613,137     1,645,340     (327,232)   1,441,220     229,748     331,493

Deductions:
Sales charges and premium taxes                    22             0           23            0           0           0
Transfer charges                                    0             0            0            0           0           0
Surrender charges                               8,782         2,110       11,059        2,919       1,157         871
                                          -----------    ----------  -----------   ----------   ---------   ---------
                                                8,804         2,110       11,082        2,919       1,157         871
Total deposits into
     Seperate Account                     $   604,333    $1,643,230  $  (338,314)  $1,438,301   $ 228,591   $ 330,622
                                          ===========    ==========  ===========   ==========   =========   =========

                                          General American Separate Account Two
                                            Financial Highlights Information
                                                    December 31, 1997

                                                                                        Tax Qualified Plan   Non-Tax Qualified Plan
                                                                                        Units outstanding,     Units outstanding,
                                    Accumulation unit value:   Accumulation unit value:   end of period          end of period
                                    Beginning of period<F*>         End of period         (in thousands)         (in thousands)
                                    ------------------------   ------------------------ ------------------   ----------------------
S & P 500 Index Fund Division <F**>
      1997                                  33.17                        43.62                  935                    366
      1996                                  27.27                        33.17                  808                    325
      1995                                  20.12                        27.27                  657                    297
      1994                                  20.09                        20.12                  636                    265
      1993                                  18.48                        20.09                  599                    241
      1992                                  17.37                        18.48                  366                    152
      1991                                  13.47                        17.37                  236                    109
      1990                                  14.15                        13.47                  133                     67
      1989                                  11.01                        14.15                   97                     23
      1988                                  10.00                        11.01                   36                      7

Money Market Fund Division
      1997                                  15.14                        15.85                  102                     74
      1996                                  14.50                        15.14                  117                     62
      1995                                  13.82                        14.50                  106                     57
      1994                                  13.39                        13.82                   93                     58
      1993                                  13.12                        13.39                  115                     73
      1992                                  12.78                        13.12                  181                     85
      1991                                  12.16                        12.78                  179                    101
      1990                                  11.33                        12.16                  188                     79
      1989                                  10.44                        11.33                   28                     15
      1988                                  10.00                        10.44                    6                      5

Bond Index Fund Division <F***>
      1997                                  18.01                        19.50                  163                     80
      1996                                  17.66                        18.01                  163                     70
      1995                                  14.99                        17.66                  146                     85
      1994                                  15.78                        14.99                  146                     58
      1993                                  14.43                        15.78                  161                     61
      1992                                  13.68                        14.43                  116                     48
      1991                                  12.12                        13.68                   50                     67
      1990                                  11.22                        12.12                   33                     58
      1989                                  10.27                        11.22                   22                     17
      1988                                  10.00                        10.27                    5                      2

Managed Equity Fund Division
   Tax Qualified
      1997                                  59.73                        72.99                  136                    N/A
      1996                                  49.83                        59.73                  153                    N/A
      1995                                  37.68                        49.83                  164                    N/A
      1994                                  39.42                        37.68                  188                    N/A
      1993                                  36.54                        39.42                  210                    N/A
      1992                                  34.56                        36.54                  217                    N/A
      1991                                  27.62                        34.56                  216                    N/A
      1990                                  28.73                        27.62                  192                    N/A
      1989                                  22.11                        28.73                  194                    N/A
      1988                                  21.30                        22.11                  207                    N/A

Non-Tax Qualified
      1997                                  64.99                        79.43                  N/A                      2
      1996                                  54.22                        64.99                  N/A                      2
      1995                                  41.00                        54.22                  N/A                     17
      1994                                  42.90                        41.00                  N/A                     20
      1993                                  39.76                        42.90                  N/A                     24
      1992                                  37.61                        39.76                  N/A                     25
      1991                                  30.05                        37.61                  N/A                     25
      1990                                  31.27                        30.05                  N/A                     25
      1989                                  24.06                        31.27                  N/A                     25
      1988                                  23.18                        24.06                  N/A                     26

<F*>  At the date of first deposits into Separate Account on May 16, 1988, except for the Managed Equity Fund, which began on February 24, 1988; the Equity Fund and the Growth Fund which began on January 6, 1994; and the Overseas Fund which began on January 11, 1994.
<F**> The name of the S&P 500 Index Fund was changed from the Equity Fund effective May 1, 1994.
<F***>The name of the Bond Index Fund was changed from the Intermediate Bond
      Fund effective October 1,1992. The name change reflects a change in investment policies and objectives of the Fund.

See accompanying independent auditors report.



                                          General American Separate Account Two
                                      Financial Highlights Information (continued)
                                                    December 31, 1997

                                                                                        Tax Qualified Plan   Non-Tax Qualified Plan
                                                                                        Units outstanding,     Units outstanding,
                                    Accumulation unit value:   Accumulation unit value:   end of period          end of period
                                    Beginning of period<F*>         End of period         (in thousands)         (in thousands)
                                    ------------------------   ------------------------ ------------------   ----------------------
Managed Equity Fund Division (continued)
    88 Series
      1997                                  30.94                        37.77                  280                     67
      1996                                  25.84                        30.94                  240                     58
      1995                                  19.56                        25.84                  215                     75
      1994                                  20.48                        19.56                  204                     68
      1993                                  19.00                        20.48                  197                     56
      1992                                  17.99                        19.00                  158                     40
      1991                                  14.39                        17.99                  101                     27
      1990                                  14.99                        14.39                   56                     20
      1989                                  11.54                        14.99                   21                      7
      1988                                  10.83                        11.54                    6                      0

Asset Allocation Fund Division
      1997                                  24.14                        28.38                  496                    187
      1996                                  21.08                        24.14                  375                    178
      1995                                  16.52                        21.08                  317                    168
      1994                                  17.37                        16.52                  320                    180
      1993                                  16.01                        17.37                  332                    166
      1992                                  15.16                        16.01                  223                    119
      1991                                  12.78                        15.16                  140                     66
      1990                                  12.60                        12.78                   94                     35
      1989                                  10.61                        12.60                   33                     16
      1988                                  10.00                        10.61                    9                      4

Equity-Income Fund Division
      1997                                  15.98                        20.27                  838                    351
      1996                                  14.12                        15.98                  767                    317
      1995                                  10.55                        14.12                  552                    207
      1994                                  10.00                        10.55                  315                     82

Growth Fund Division
      1997                                  15.07                        18.42                1,064                    343
      1996                                  13.27                        15.07                  974                    362
      1995                                   9.90                        13.27                  646                    261
      1994                                  10.00                         9.90                  356                    116

Overseas Fund Division
      1997                                  12.11                        13.37                  363                    124
      1996                                  10.80                        12.11                  346                    107
      1995                                   9.95                        10.80                  266                     77
      1994                                  10.00                         9.95                  240                     52


<F*>  At the date of first deposits into Separate Account on May 16, 1988, except for the Managed Equity Fund, which began on February 24, 1988; the Equity Fund and the Growth Fund which began on January 6, 1994; and the Overseas Fund which began on January 11, 1994.
<F**> The name of the S&P 500 Index Fund was changed from the Equity Fund effective May 1, 1994.
<F***>The name of the Bond Index Fund was changed from the Intermediate Bond
      Fund effective October 1,1992. The name change reflects a change in investment policies and objectives of the Fund.

See accompanying independent auditors report.

                        GENERAL AMERICAN SEPARATE ACCOUNT TWO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1997

                                                No. of Shares          Market Value
                                                -------------          ------------
S&P 500 Index Fund
     General American Capital Company <F*>        1,436,171             $56,579,385

Money Market Fund
     General American Capital Company <F*>          152,662             $ 2,782,515

Bond Index Fund
     General American Capital Company <F*>          205,921             $ 4,775,960

Managed Equity Fund
     General American Capital Company <F*>          741,245             $23,127,305

Asset Allocation Fund
     General American Capital Company <F*>          617,698             $19,679,897

Equity-Income Fund
     Variable Insurance Products Fund               982,433             $23,853,477

Growth Fund
     Variable Insurance Products Fund               692,787             $25,702,395

Overseas Fund
     Variable Insurance Products Fund               334,823             $ 6,428,606

<F*> These funds use consent dividending.  See Note 2C.



See accompanying independent auditors report.

LEGAL COUNSEL

          Stephen E. Roth
          Sutherland, Asbill & Brennan, Washington, D.C.

INDEPENDENT AUDITORS

          KPMG PEAT MARWICK LLP

If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus.

The prospectus is incomplete without reference to the financial data contained in the annual report.

INDEPENDENT AUDITORS' REPORT


Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of operations, stockholder equity, and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1996 the Company adopted Statement of Financial Accounting Standards No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS.






St. Louis, Missouri
March 5, 1998

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                             AS OF DECEMBER 31

ASSETS                                                      1997           1996
Fixed maturities:
     Available-for-sale, at fair value                  $ 9,115,519      6,758,309
Mortgage loans, net                                       2,140,262      2,273,627
Real estate, net                                            140,145        203,767
Equity securities, at fair value                             24,211         20,905
Policy loans                                              2,073,152      1,917,861
Short-term investments                                      190,374         55,594
Other invested assets                                       243,921        183,612
                                                        -----------     ----------
          Total investments                              13,927,584     11,413,675
Cash and cash equivalents                                   358,879        142,724
Accrued investment income                                   168,592        148,419
Reinsurance recoverables and other contract deposits      4,117,958      3,264,644
Deferred policy acquisition costs                           695,253        652,251
Other assets                                                488,582        442,139
Separate account assets                                   4,118,860      2,833,258
                                                        -----------     ----------
          Total assets                                  $23,875,708     18,897,110
                                                        ===========     ==========

LIABILITIES AND STOCKHOLDER EQUITY

Policy and contract liabilities:
     Future policy benefits                            $  4,933,787      4,238,033
     Policyholder account balances:
          Universal life                                  2,534,744      1,960,726
          Annuities                                       4,161,946      4,321,241
     Pension funds                                        4,732,400      2,778,834
     Policy and contract claims                             458,606        352,433
     Dividends payable to policyholders                     113,525        103,019
                                                        -----------     ----------
          Total policy and contract liabilities          16,935,008     13,754,286
Amounts payable to reinsurers                               310,592        142,661
Long-term debt and notes payable                            214,477        295,614
Other liabilities and accrued expenses                      826,868        670,109
Deferred tax liability                                       89,046         43,277
Separate account liabilities                              4,112,666      2,810,907
                                                        -----------     ----------
          Total liabilities                              22,488,657     17,716,854
Minority interests                                          216,555        182,469
Stockholder equity:
     Common stock, $1 par value, 5,000,000 shares
       authorized, 3,000,000 shares issued and
       outstanding in 1997 and 0 in 1996                      3,000           -
     Additional paid in capital                               3,000           -
     Retained earnings                                    1,055,233        963,230
     Foreign currency translation adjustments,
       net of taxes                                         (19,481)       (15,810)
     Unrealized gain on investments, net of taxes           128,744         50,367
                                                        -----------     ----------
          Total stockholder equity                        1,170,496        997,787
                                                        -----------     ----------
          Total liabilities and stockholder equity      $23,875,708     18,897,110
                                                        ===========     ==========


SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS
(DOLLARS IN THOUSANDS)


                                                                         YEARS ENDED DECEMBER 31

REVENUES                                                       1997                 1996                1995
Insurance premiums and other considerations                 $1,768,169           1,623,228           1,498,013
Net investment income                                          945,542             806,883             676,404
Ceded commissions                                               44,902              27,538              18,523
Other income                                                   362,160             280,803             182,193
Net realized investment gains                                   28,538              24,531             280,756
                                                             ---------           ---------           ---------
     Total revenues                                          3,149,311           2,762,983           2,655,889

BENEFITS AND EXPENSES

Policy benefits                                              1,528,333           1,379,803           1,150,188
Interest credited to policyholder account balances             345,937             262,532             192,522
                                                             ---------           ---------           ---------
          Total policyholder benefits                        1,874,270           1,642,335           1,342,710

Dividends to policyholders                                     182,146             171,904             264,658
Policy acquisition costs                                       168,045             143,094             138,811
Other insurance and operating expenses                         739,814             642,636             522,986
                                                             ---------           ---------           ---------
          Total benefits and expenses                        2,964,275           2,599,969           2,269,165
                                                             ---------           ---------           ---------
          Income before provision for income taxes
          and minority interest                                185,036             163,014             386,724
                                                             ---------           ---------           ---------
Income tax provision (benefit):
     Current                                                    65,778              45,902             115,769
     Deferred                                                     (113)             13,992              29,411
                                                             ---------           ---------           ---------
          Total provision for income taxes                      65,665              59,894             145,180
                                                             ---------           ---------           ---------
          Income before minority interest                      119,371             103,120             241,544

Minority interest in earnings of consolidated subsidiaries     (22,134)            (19,888)            (17,512)
                                                             ---------           ---------           ---------
          Net income                                         $  97,237              83,232             224,032
                                                             =========           =========           =========


SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF STOCKHOLDER EQUITY
(DOLLARS IN THOUSANDS)


                                                                                         Foreign
                                                                                         currency       Unrealized
                                                                                        translation    gain (loss) on      Total
                                                  Common     Additional     Retained    adjustments,    investments,   stockholder
                                                   stock   paid in capital  earnings    net of taxes   net of taxes      equity
Balance at December 31, 1994                      $    -         -          646,727        (20,175)        (65,409)        561,143
Net income                                                                  224,032                                        224,032
Foreign currency translation adjustments                                                     5,908                           5,908
Change in unrealized gain (loss) on
     investments, net of tax                                                                               162,864         162,864
Other, net                                                                    3,136                                          3,136
                                                  --------------------------------------------------------------------------------
Balance at December 31, 1995                           -         -          873,895        (14,267)         97,455         957,083
Net income                                                                   83,232                                         83,232
Foreign currency translation adjustments                                                    (1,543)                         (1,543)
Change in unrealized gain (loss) on
     investments, net on tax                                                                               (47,088)        (47,088)
Other, net                                                                    6,103                                          6,103
                                                  --------------------------------------------------------------------------------
Balance at December 31, 1996                           -         -          963,230        (15,810)         50,367         997,787
Net income                                                                   97,237                                         97,237
Foreign currency translation adjustments                                                    (3,671)                         (3,671)
Change in unrealized gain (loss) on
     investments, net of tax                                                                                78,377          78,377
Issuance of common stock                           3,000       3,000         (6,000)                                          -
Dividend to parent                                                           (4,480)                                        (4,480)
Other, net                                                                    5,246                                          5,246
                                                  --------------------------------------------------------------------------------
Balance at December 31, 1997                      $3,000       3,000      1,055,233        (19,481)        128,744       1,170,496
                                                  ================================================================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.


GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
(DOLLARS IN THOUSANDS)

                                                                                   YEARS ENDED DECEMBER 31
CASH FLOWS FROM OPERATING ACTIVITIES                                      1997                 1996                1995

Net income                                                            $    97,237               83,232             224,032
Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
     Change in:
       Accrued investment income                                          (20,568)             (16,275)            (22,202)
       Reinsurance recoverables and other contract deposits              (838,390)            (159,713)            262,054
       Deferred policy acquisition costs                                 (113,040)             (87,249)            (23,141)
       Other assets                                                       (61,796)             (51,444)            (67,650)
       Future policy benefits                                             693,052              330,511             399,261
       Policy and contract claims                                         105,503               14,652              74,173
       Other liabilities and accrued expenses                             319,787               65,184             184,756
       Deferred income taxes                                                 (113)              13,992              29,411
     Policyholder considerations                                         (137,163)            (144,748)           (140,475)
     Interest credited to policyholder account balances                   345,937              262,532             192,522
     Amortization and depreciation                                         32,744               28,375              19,196
     Net realized investment (gains)                                      (28,538)             (24,531)           (280,756)
     Other, net                                                               372              (14,554)              2,488
                                                                      -----------           ----------          ----------
Net cash provided by operating activities                                 395,024              299,964             853,669
                                                                      -----------           ----------          ----------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from investments sold or redeemed:
 Fixed maturities available-for-sale                                    2,070,743            1,822,169           1,482,122
 Mortgage loans                                                           594,151              182,650             206,520
 Equity securities                                                         31,602               13,427             468,143
 Short-term and other invested assets                                     163,393               84,748             414,102
Cost of investments purchased:
 Fixed maturities available-for-sale                                   (4,463,100)          (3,428,943)         (3,010,016)
 Fixed maturities held-to-maturity                                              -                    -              (3,068)
 Equity securities                                                        (47,283)             (39,553)            (89,062)
 Short-term and other invested assets                                    (293,857)             (97,426)            (16,471)
 Mortgage loan originations                                              (438,959)            (593,438)           (431,043)
Maturity of fixed maturities held-to-maturity                                   -                    -               6,365
Maturity of fixed maturities available-for-sale                           281,736              225,087              75,518
Increase in policy loans, net                                            (153,399)            (210,624)           (211,526)
Investments in subsidiaries                                                (6,032)              (4,807)           (126,363)
                                                                      -----------           ----------          ----------
Net cash used in investing activities                                  (2,261,005)          (2,046,710)         (1,234,779)
                                                                      -----------           ----------          ----------
CASH FLOWS FROM FINANCING ACTIVITIES

Net policyholder account and contract deposits                          2,121,488            1,632,495             294,685
Issuance of debt                                                            1,857              106,903             100,219
Repayment of debt                                                         (80,606)             (19,497)             (4,800)
Dividends                                                                  (2,112)              (1,832)             (4,376)
Other, net                                                                 46,829               26,770              17,498
                                                                      -----------           ----------          ----------

Net cash provided by financing activities                               2,087,456            1,744,839             403,226
                                                                      -----------           ----------          ----------

Effect of exchange rate changes                                            (5,320)                (266)              5,908
                                                                      -----------           ----------          ----------
Net increase (decrease) in cash and cash equivalents                      216,155               (2,173)             28,024
                                                                      -----------           ----------          ----------
Cash and cash equivalents at beginning of year                            142,724              144,897             116,873

                                                                      -----------           ----------          ----------
Cash and cash equivalents at end of year                              $   358,879              142,724             144,897
                                                                      ===========           ==========          ==========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

REORGANIZATION

In September 1996, the Board of Directors of General American Life Insurance Company (General American) adopted the Reorganization Plan (Plan) which authorized the reorganization (Reorganization) of General American into a mutual insurance holding company structure. The Missouri Department of Insurance held a public hearing on the Reorganization on December 19, 1996 and approved the Plan on January 24, 1997. The policyholders of General American approved the Plan on January 28, 1997 and the Reorganization became effective on April 24, 1997 (effective date). General American was the first company to obtain approval and to form a mutual insurance holding company under the Missouri Mutual Holding Company Statute.

Pursuant to the Reorganization, General American (the Company) (i) formed General American Mutual Holding Company (GAMHC) as a mutual insurance holding company under the insurance laws of the State of Missouri, (ii) formed GenAmerica Corporation (GenAmerica) as an intermediate stock holding company under the general laws of the State of Missouri, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. GAMHC may, among other things, elect all of the directors of GenAmerica and approve matters submitted for shareholder approval. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyholders of the Company were separated - the membership interests automatically became, by operation of law, membership interests in GAMHC and the contractual rights remained with the Company. Each person who becomes the owner of a designated policy or contract of insurance or annuity issued by the Company after the effective date of the Reorganization (subject to certain exceptions and conditions set forth in the Articles of Incorporation of GAMHC) will become a member of GAMHC and have a membership interest in GAMHC by operation of law so long as such policy or contract remains in force. The membership interests in GAMHC follow, and are not severable, from the insurance policy or annuity contract from which the membership interest in GAMHC is derived.

The Company issued 3 million shares of its authorized shares of capital stock to GAMHC in 1997. GAMHC then contributed all of these to GenAmerica in exchange for 1 thousand shares of its common stock. As a result, GenAmerica directly owns the Company, and GAMHC indirectly owns the Company, through GenAmerica. In addition, the Company capitalized $3 million of its unassigned surplus to paid in capital.

The consolidated financial statements include the assets, liabilities, and results of operations of the Company and its wholly owned subsidiaries, General American Holding Company, a non-insurance holding company; Cova Corporation, an insurance holding company; Paragon Life Insurance Company; Security Equity Life Insurance Company; General Life Insurance Company of America; General Life Insurance Company, its 63.8 percent owned subsidiary, Reinsurance Group of America, Incorporated (RGA), an insurance holding company, and its 62.7 percent owned subsidiary, Conning Corporation.

The Company's principal lines of business, conducted through General American or one of its subsidiaries, are: Individual Life Insurance, Annuities, Group Life and Health Insurance, Asset Management, and Reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, independent brokers, and group sales and claims offices. The Company (including its subsidiaries) is licensed to do business in all fifty states, twelve Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, and Latin America.

INITIAL PUBLIC OFFERING

In December 1997, the Company's subsidiary, Conning Corporation (Conning) successfully completed an Initial Public Offering (IPO) of 2.875 million shares of its common stock. Conning received net proceeds of approximately $34.5 million from the offering. After the IPO, the Company owns 62.7 percent of the total shares outstanding of Conning's common stock. The publicly held stock of Conning is listed on the NASDAQ National Market System

SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements are prepared on the basis of generally accepted accounting principles (GAAP) and include the accounts of the Company and its majority owned subsidiaries. Less than majority-owned entities in which the Company has at least a 20 percent interest are reported on the equity basis. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires the use of estimates by management which affect the amounts reflected in the financial statements. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policy benefits and policy and contract claims, deferred acquisition costs, and investment and deferred tax valuation allowances.

In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, APPLICABILITY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES TO MUTUAL LIFE INSURANCE AND OTHER ENTERPRISES. This Interpretation requires mutual life insurance enterprises which had traditionally issued statutory based financial statements that had been reported to be in conformity with GAAP, to apply all authoritative accounting pronouncements in preparing those statements, effective for periods beginning after December 31, 1994. In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120 (SFAS 120), ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG DURATION PARTICIPATING CONTRACTS, and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 95-1 (SOP 95-1), ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE ENTERPRISES, which together define the GAAP model for mutual life insurance enterprises. These pronouncements define the enterprises and method of accounting for certain participating life insurance contracts of mutual and stock life insurance companies that meet the criteria defined in SOP 95-1. SFAS 120 also deferred implementation of Interpretation No. 40 to be concurrent with implementation of SFAS 120. SFAS 120 and SOP 95-1 are effective for financial statements issued for fiscal years beginning after December 15, 1995. The effect of initially applying this new accounting model has been reported retroactively through restatement of all periods presented.

The significant accounting policies of the Company are as follows:

RECOGNITION OF REVENUE

For traditional life policies, including participating businesses, premiums are recognized when due, less allowances for estimated uncollectible balances. For limited payment contracts, net premiums are recorded as revenue, and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to insurance in force over the estimated policy life. For universal life and annuity products, contract charges for mortality, surrender, and expense, other than front-end expense charges, are reported as income when charged to policyholders' accounts.

Other income represents the fees generated from the Company's non-insurance operations, primarily service and contract fees relating to asset management, system development, and third-party administration. Amounts are recognized when earned.

INVESTED ASSETS

FIXED MATURITY AND EQUITY SECURITIES: Investment securities are accounted for in accordance with SFAS 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. SFAS 115 requires debt and equity securities to be classified into categories of available-for-sale, trading securities, or held-to-maturity depending on an entity's ability and positive intent to hold a security to maturity. All of the Company's securities are classified as available-for-sale. Fixed maturities available-for-sale are reported at fair value and are so classified based on the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs. Equity securities are carried at fair value.

Realized gains or losses on the sale of securities are determined on the basis of specific identification. Unrealized gains and losses are recorded, net of related income tax effects, in a separate component of stockholder equity.

MORTGAGE LOANS: Mortgage loans on real estate are stated at an unpaid principal balance, net of unamortized discounts and valuation allowances for possible impairment in value. The Company discontinues the accrual of interest on mortgage loans which are more than 90 days delinquent. Interest received on nonaccrual mortgage loans is generally reported as interest income.

POLICY LOANS, REAL ESTATE AND OTHER INVESTED ASSETS: Policy loans are carried at an unpaid principal balance and are generally secured by the cash surrender value. Investment real estate which the Company has the intent to hold for the production of income is carried at depreciated cost, net of writedowns for other than temporary declines in fair value and encumbrances. Properties held for sale (primarily acquired through foreclosure) are carried at the lower of depreciated cost (fair value at foreclosure plus capital additions less accumulated depreciation and encumbrances) or fair value. Adjustments to carrying value of properties held for sale are recorded in a valuation reserve when the fair value is below depreciated cost. The accumulated depreciation and encumbrances on real estate amounted to $47.0 million and $53.0 million at December 31, 1997 and 1996, respectively. Direct valuation allowances amounted to $6.7 million and $15.7 million at December 31, 1997 and 1996, respectively. Other invested assets are principally recorded at fair value.

SHORT-TERM INVESTMENTS: Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of less than a year, are carried at amortized cost, which approximates fair value.

INVESTED ASSET IMPAIRMENT AND VALUATION ALLOWANCES: Invested assets are considered impaired when the Company determines that collection of all amounts due under the contractual terms is doubtful. The Company adjusts invested assets to their estimated net realizable value at the point at which it determines an impairment is other than temporary. In addition, the Company has established valuation allowances for mortgage loans and other invested assets. Valuation allowances for other than temporary impairments in value are netted against the asset categories to which they apply. Additions to valuation allowances are included in realized gains and losses.

The Company recognizes its proportionate share of the resultant gains or losses on the issuance or repurchase of its subsidiaries' stock as a direct credit or charge to retained earnings.

CASH AND CASH EQUIVALENTS: For purposes of reporting, cash and cash equivalents represent cash, demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

INVESTMENT INCOME

Bond premium and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized using a scientific yield method which considers the estimated timing and amount of prepayments of underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

POLICY AND CONTRACT LIABILITIES

For traditional life insurance policies, future policy benefits are computed using a net level premium method with actuarial assumptions as to mortality, persistency, and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on industry standards and the Company's historical experience which, together with interest and expense assumptions, provide a margin for adverse deviation. Interest rate assumptions generally range from 2.5 percent to 11.0 percent.

For participating policies, future policy benefits are computed using a net level premium method based on the guaranteed cash value basis for mortality and interest. Mortality rates are similar to those used for statutory valuation purposes. Interest rates generally range from 2.5 percent to 6.0 percent. Dividend liabilities are established when earned.
When the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter a premium deficiency reserve is established through a charge to earnings.

Policyholder account balances for universal life and annuity policies are equal to the policyholder account value before deduction of any surrender charges. The policyholder account value represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. These expense charges are recognized in income as earned.

The range of weighted average interest crediting rates used by the Company and its life insurance subsidiaries were as follows:


                     1997        1996        1995
Universal life    6.00-7.10%  6.00-7.56%  6.00-7.87%
Annuities         5.70-6.20%  5.70-6.20%  5.69-6.29%

Accident and health benefits for active lives are calculated using the net level premium method and assumptions as to future morbidity, withdrawals, and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are calculated using the present value of future benefits and experience assumptions for claim termination, expense, and interest which also provide a margin for adverse deviation.

POLICY AND CONTRACT CLAIMS

The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of unreported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be determined precisely and may vary from the estimated amount included in the consolidated balance sheets.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profitability of the underlying business. Such costs include commissions, premium taxes, as well as certain other costs of policy issuance and underwriting.

For limited payment and other nonparticipating traditional life insurance policies, the deferred policy acquisition costs are amortized with interest in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected future premium revenue is estimated with the same assumptions used for computing liabilities for future policy benefits for these policies.

For participating life insurance, universal life, and annuity type contracts, the deferred policy acquisition costs are amortized over a period of not more than thirty years in relation to the present value of estimated gross profits arising from interest margin, cost of insurance, policy administration, and surrender charges.

The range of average rates of assumed interest used by the Company and its insurance subsidiaries in estimated gross margins were as follows:

                           1997          1996          1995
Participating life         8.17%         8.70%         7.81%
Universal life          6.25-7.79%    6.00-8.20%    6.00-7.56%
Annuities               7.00-7.84%       7.83%         8.04%

The estimates of expected gross margins are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings. Under SFAS 115, deferred policy acquisition costs are adjusted for the impact on estimated gross margins as if the net unrealized gains and losses on securities had actually been realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises or reinsurers under various types of contracts including coinsurance and excess coverage. The Company's retention level per individual life ranges between $50 thousand and $2.5 million depending on the entity writing the policy.

The Company assumes and retrocedes financial reinsurance contracts which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in reinsurance recoverable/payable in the accompanying consolidated balance sheet. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

Reinsurance activities are accounted for consistent with terms of the risk transfer reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

FEDERAL INCOME TAXES

The Company and certain of its U.S. subsidiaries file a consolidated federal income tax return. In order to consolidate, the Company must possess both 80 percent of the total voting power and 80 percent of the value of the stock of the subsidiary. Further, even if it meets the 80 percent test, any acquired life insurance company is not included in the consolidated return until the acquired company has been a member of the group for five years. Prior to satisfying the five-year requirement, the subsidiary files a separate federal return. RGA Barbados, a subsidiary of RGA, also files a U.S. tax return. The Company's Canadian, Argentine, Australian, Chilean, Mexican, Spanish, and United Kingdom subsidiaries are taxed under applicable local statutes. The Company uses the asset and liability method to record deferred income taxes. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, using enacted tax rates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNT BUSINESS

The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable life insurance and annuity contracts for the exclusive benefit of the contract holders. The Company charges the separate accounts for cost of insurance and administrative expense associated with a contract and charges related to early withdrawals by contract holders. The assets and liabilities of the separate account are carried at fair value. The Company's participation in the separate accounts (seed money) is carried at its fair value in the separate account, and amounted to $6.2 million and $22.3 million at December 31, 1997 and 1996, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair value of each class of financial instrument for which it was practicable to estimate fair value:

INVESTMENT SECURITIES: Fixed maturities are valued using quoted market prices, if available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of investments. The fair values of equity securities are based on quoted market prices.

MORTGAGE LOANS: The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

POLICY LOANS: The fair value of policy loans approximates the carrying value. The majority of these loans are indexed, with yield tied to a stated return.

POLICYHOLDER ACCOUNT BALANCES ON INVESTMENT TYPE CONTRACTS: Fair values for the Company's liabilities under investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For contracts with no defined maturity date, the carrying value approximates fair value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: The separate account assets and liabilities are carried at fair value as determined by the market value of the underlying segregated investments.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: The carrying amount is considered a reasonable estimate of fair value.

LONG-TERM DEBT AND NOTES PAYABLE: The fair value of long-term debt and notes payable is estimated using discounted cash flow calculations based on interest rates currently being offered for similar instruments.

Refer to Note 4 for additional information on fair value of financial instruments.

RECLASSIFICATION
The Company has reclassified the presentation of certain prior period information to conform with the 1997 presentation.

(2) SIGNIFICANT ACQUISITIONS AND DIVESTITURES

On June 1, 1995, the Company acquired Xerox Life Insurance Companies, now known as Cova Corporation (Cova). At acquisition, Cova had total assets of approximately $635.6 million. The purchase price of approximately $107.7 million was funded from the Company's operations.

Effective July 31, 1995, the Company entered into a merger arrangement with Conning Corporation and Subsidiaries (Conning), an investment management firm, whereby the Company acquired Conning and subsequently contributed Conning and General American Investment Management Company, a wholly owned subsidiary, to form Conning Asset Management Company (CAM). At acquisition, Conning had total assets of approximately $16.0 million. The purchase price consisted of approximately $12.0 million in cash (from the Company's operations) and 3.2 million shares of CAM convertible redeemable preferred stock, with fair value of approximately $17.0 million.

These transactions were accounted for using the purchase method of accounting. The results of operations of the acquired entities are included in the consolidated financial statements subsequent to the respective acquisition dates. The excess of cost over fair value of net assets acquired amounted to approximately $56.6 million and $23.1 million for Cova and Conning, respectively, and is being amortized over approximately 20 years.
On January 3, 1995, the Company sold its 72 percent ownership in GenCare Health Systems, Inc. to United HealthCare Corporation. Proceeds received net of expenses were $365.0 million and the net realized gain on sale was $170.2 million.

The Company distributed its ownership of its wholly owned subsidiary, Walnut Street Securities, Inc. (WSS), at December 31, 1997 to GenAmerica. The net book value of WSS, was $4.48 million at the time of distribution. The revenue and expenses of WSS are included in the Company's consolidated statement of operations for 1997.

(3) INVESTMENTS

Fixed maturities and equity securities
The amortized cost and estimated fair value of fixed maturity and equity securities at December 31, 1997 and 1996 are as follows (in thousands):

                                                                           1997

                                                 Gross       Gross     Estimated
                                   Amortized   unrealized  unrealized     fair
                                     cost        gains       losses      value
Available-for-sale:
U. S. Treasury securities          $   48,074       1,125        (27)     49,172
Government agency
obligations                           378,002      84,425     (1,281)    461,146
Corporate securities                5,491,210     319,682    (45,790)  5,765,102
Mortgage-backed securities          2,544,241      45,211    (17,832)  2,571,620
Asset-backed securities               265,725       3,380       (626)    268,479
                                   ----------  ----------  ----------  ---------
Total fixed maturities
  available-for-sale               $8,727,252     453,823    (65,556)  9,115,519
                                   ==========  ==========  ==========  =========
Equity securities                  $   23,558         653          -      24,211
                                   ==========  ==========  ==========  =========

                                                                            1996

                                                 Gross       Gross     Estimated
                                   Amortized   unrealized  unrealized     fair
                                     cost        gains       losses      value
Available-for-sale:
U. S. Treasury securities          $   28,980         368       (151)     29,197
Government agency
obligations                           343,945      41,324       (970)    384,299
Corporate securities                4,071,775     158,361    (39,623)  4,190,513
Mortgage-backed securities          1,949,717      18,927    (14,386)  1,954,258
Asset-backed securities               198,934       1,599       (491)    200,042
                                   ----------  ----------  ----------  ---------
Total fixed maturities
  available-for-sale               $6,593,351     220,579    (55,621)  6,758,309
                                   ==========  ==========  ==========  =========
Equity securities                  $   21,460       1,137     (1,692)     20,905
                                   ==========  ==========  ==========  =========

The Company manages its credit risk associated with fixed maturities by diversifying its portfolio. At December 31, 1997 and 1996, the Company held no corporate debt securities or foreign government debt securities of a single issuer which had a carrying value in excess of 10 percent of stockholder equity.


The amortized cost and estimated fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                                 Amortized           fair
                                                    cost            value
Due in one year or less                        $      67,409         67,921
Due after one year through five years              1,279,675      1,303,178
Due after five years through ten years             1,816,231      1,855,188
Due after ten years through twenty years           3,019,696      3,317,612
Mortgage-backed securities                         2,544,241      2,571,620
                                               -------------      ---------
Total                                          $   8,727,252      9,115,519
                                               =============      =========

The sources of net investment income follow (in thousands):

                           1997       1996       1995
Fixed maturities        $  561,709    464,512    368,033
Mortgage loans             194,504    171,781    143,047
Real estate                 34,164     39,062     37,108
Equity securities            1,317        755        622
Policy loans               148,316    133,511    127,920
Short-term investments      16,600     13,979     26,920
Other                       13,943      9,705       (368)
                          --------    -------    -------
Investment revenue         970,553    833,305    703,282
Investment expenses        (25,011)   (26,422)   (26,878)
                          --------    -------    -------
Net investment income   $  945,542    806,883    676,404
                          ========    =======    =======

Net realized gains (losses) from sales of investments consist of the following (in thousands):

                                   1997          1996       1995
Fixed maturities:
     Realized gains             $   23,969       27,928     30,139
     Realized losses                (16,796)    (10,398)    (9,000)
Equity securities:
     Realized gains                   1,835       6,146    306,142
     Realized losses                 (1,457)       (288)    (5,259)
Other investments, net               20,987       1,143    (41,266)
                                    -------     -------    -------
Net realized investment gains   $    28,538      24,531    280,756
                                    =======     =======    =======

Included in the net realized losses are permanent write-downs of approximately $4.8 million during 1997.

A summary of the components of the net unrealized appreciation (depreciation) on invested assets carried at fair value is as follows (in thousands):


                                                          1997          1996
Unrealized appreciation (depreciation):
     Fixed maturities available-for-sale               $  388,267       164,957
     Equity securities and short-term investments             658           605
     Derivatives                                              888           -
Effect of unrealized appreciation (depreciation) on:
     Deferred policy acquisition costs                   (142,187)      (70,038)
     Present value of future profits                       (2,901)        1,986
Deferred income taxes                                     (91,779)      (36,705)
Other                                                         139           -
Minority interest, net of taxes                           (24,341)      (10,438)
                                                       ----------     ---------
Net unrealized appreciation                            $  128,744        50,367
                                                       ==========     =========

The Company and its insurance subsidiaries have securities on deposit with various state insurance departments and regulatory authorities with an amortized cost of approximately $ 293.5 million and $278.6 million at December 31, 1997 and 1996, respectively.

MORTGAGE LOANS
The Company originates mortgage loans on income-producing properties, such as apartments, retail and office buildings, light warehouses, and light industrial facilities. Loan to value ratios at the time of loan approval are 75 percent or less. The Company minimizes risk through a thorough credit approval process and through geographic and property type diversification.

The Company's mortgage loans were distributed as follows (in thousands):

                                           1997                        1996

                        Carrying      Percent of     Carrying      Percent of
                         Value          Total         Value          Total
Arizona                 $   156,453       7.2%       $   185,575       8.0%
California                  358,443      16.5            378,376      16.4
Colorado                    228,797      10.5            226,531       9.8
Florida                     153,174       7.0            193,570       8.4
Georgia                     131,861       6.1            141,442       6.1
Illinois                    155,184       7.1            183,883       8.0
Maryland                    104,567       4.8             99,944       4.3
Missouri                    100,815       4.6            102,111       4.4
Texas                       191,619       8.8            225,697       9.8
Virginia                     84,140       3.9             92,663       4.0
Other                       513,213      23.5            481,546      20.8
                        -----------   ---------      -----------    --------
Subtotal                  2,178,266     100.0%         2,311,338     100.0%
Valuation reserve           (38,004)                     (37,711)
                        -----------   ---------      -----------    --------
Total                   $ 2,140,262                  $ 2,273,627
                        ===========   =========      ===========    ========

                                           1997                        1996

                        Carrying      Percent of     Carrying      Percent of
                         Value          Total         Value          Total
Property Type
     Apartment          $   101,038       4.6%       $   131,352       5.7%
     Retail                 903,438      41.5            966,298      41.8
     Office building        622,185      28.6            641,204      27.7
     Industrial             445,253      20.4            479,755      20.8
     Other commercial       106,352       4.9             92,729       4.0
                        -----------   ---------      -----------    --------
     Subtotal             2,178,266     100.0%         2,311,338     100.0%
     Valuation reserve      (38,004)                     (37,711)
                        -----------   ---------      -----------    --------
     Total              $ 2,140,262                  $ 2,273,627
                        ===========   =========      ===========    ========

An impaired loan is measured at the present value of expected future cash flows or, alternatively, the observable market price or the fair value of the collateral.

Mortgage loans which have been non-income producing for the preceding twelve months were $8.7 million and $5.1 million at December 31, 1997 and 1996, respectively. At December 31, 1997 and 1996, the recorded investment in mortgage loans that were considered impaired under SFAS 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN, was $119.7 million and $86.5 million, respectively, with related allowances for credit losses of $12.7 million and $8.0 million, respectively. The average recorded investment in impaired loans during 1997 and 1996 was $103.1 million and $107.9 million, respectively. For the years ended December 31, 1997, 1996, and 1995, the Company recognized $9.7 million, $6.6 million, and $11.9 million, respectively, of interest income on those impaired loans, which included $9.9 million, $6.7 million, and $12.0 million, respectively, of interest income recognized using the cash basis method of income recognition.

The Company has outstanding mortgage loan commitments as of December 31, 1997 totaling $284.6 million. During 1995, the Company entered into an agreement whereby approximately $109.8 million of mortgage loans were sold by the Company for securitization and resale by a financial institution as mortgage pass-through certificates. In conjunction with this transaction, the Company entered into futures positions to hedge against interest rate risk. The sale of these mortgage loans resulted in a net loss of approximately $.4 million. In addition, the close-out of the futures positions related to this transaction resulted in a net loss of approximately $6.4 million.

DERIVATIVES The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio as a result of interest rate changes and to manage the portfolio's effective yield, maturity, and duration. The Company does not invest in derivatives for speculative purposes. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

Summarized below are the specific types of derivative instruments used by the Company.

INTEREST RATE SWAPS: The Company manages interest rate risk on certain contracts, primarily through the utilization of interest rate swaps. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statements of operations.



At December 31, 1997, the Company had thirty outstanding interest rate swap agreements which expire at various dates through 2025. Under thirteen of the agreements, the Company receives a fixed rate ranging from 5.975 percent to
7.51 percent on a notional amount of $68.6 million and pays a floating rate based on London Interbank Offered Rate (LIBOR). Under the remaining seventeen outstanding interest rate swap agreements, the Company receives a floating rate based on LIBOR on a notional amount of $93 million and pays a fixed rate ranging from 6.495 percent to 8.562 percent. The estimated fair value of the agreements was a net loss of approximately $2.5 million which is not recognized in the accompanying consolidated balance sheet.

At December 31, 1996, the Company had eight outstanding interest rate swap agreements which expire at various dates through 2025. Under six of the agreements, the Company receives a fixed rate ranging from 5.825 percent to
8.31 percent on a notional amount of $25.4 million and pays a floating rate based on LIBOR. Under the remaining two outstanding interest rate swap agreements, the Company receives a floating rate based on LIBOR on a notional amount of $15 million and pays a fixed rate ranging from 6.52 percent to 6.90 percent. The estimated fair value of the agreements was a net gain of approximately $0.3 million which is not recognized in the accompanying consolidated balance sheet.

CURRENCY SWAPS: Under foreign currency swaps, the Company agrees with other parties to exchange at specified intervals, the difference between two currencies on an exchange rate basis the interest amounts calculated by reference to an agreed notional principal amount. The Company uses this technique for foreign denominated assets to match dollar denominated liabilities of various fixed income products. Net interest payments are recognized within net investment income in the consolidated statements of operations.

At December 31, 1997 and 1996, the Company had six and two outstanding currency swap agreements, respectively, which expire at various dates through 2026. The notional amount was $34.3 million and $13.9 million, respectively.
 The estimated fair value of the agreements was a net loss of $1.3 million and $2.3 million, respectively, which is not recognized in the accompanying consolidated balance sheet.

FUTURES: A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U.S. Treasury Bonds, U.S. Treasury Notes, and the S&P 500 Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

Futures contracts outstanding as of years ending 1997 and 1996 were as follows:

                                 ($ in thousands)
                     NET (SOLD)
                      PURCHASE  NOTIONAL      FAIR     UNREALIZED
                      POSITION    AMOUNT     VALUE     GAIN(LOSS)
December 31, 1997       (510)    $51,000     60,940      ($907)
December 31, 1996         50      12,500     14,653        404

OPTIONS: Currently, the Company buys both exchange-traded and over-the-counter options based on the S&P 500 Index to support equity indexed annuity policies. An equity indexed annuity is a product under which contractholders receive a minimum guaranteed value and also participate in stock market appreciation. Options are marked to market value quarterly. The change in value is reflected in investment income to assure proper matching of the hedge to changes in the liability. The amounts involved are not material.

The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. Where appropriate, master netting agreements are arranged and collateral is obtained in the form of rights to securities to lower the Company's exposure to credit risk. It is the Company's policy to deal only with highly rated companies. There are not any significant concentrations with counterparties.

(4) FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996. SFAS 107, DISCLOSURES ABOUT THE FAIR VALUE OF FINANCIAL INSTRUMENTS, defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties (in thousands):

                                                        1997                          1996
                                     Carrying      Estimated       Carrying      Estimated
                                      Value       Fair Value        Value       Fair Value
Assets:
  Fixed maturities               $  9,115,519      9,115,519      6,758,309      6,758,309
  Mortgage loans                    2,140,262      2,333,895      2,273,627      2,354,072
  Policy loans                      2,073,152      2,073,152      1,917,861      1,917,861
  Short-term investments              190,374        190,374         55,594         55,594
  Other invested assets               243,921        243,921        183,612        183,628
  Separate account assets           4,118,860      4,118,860      2,833,258      2,833,258
Liabilities:
  Policyholder account
     balances relating to
     investment contracts        $  6,696,690      6,608,068      6,281,967      6,190,919
  Long term debt and
  notes payable                       214,477        222,419        295,614        293,913
  Separate account
  liabilities                       4,112,666      4,112,666      2,810,907      2,810,907

(5) REINSURANCE

The Company is a major reinsurer to the life and health industry. The effect of reinsurance on premiums and other considerations is as follows (in thousands):

                                                1997           1996          1995
Direct                                      $ 1,120,169      1,097,340      1,069,248
Assumed                                         996,861        827,171        700,152
Ceded                                          (348,861)      (301,283)      (271,387)
                                            -----------      ---------      ---------
Net insurance premiums and other
 considerations                             $ 1,768,169      1,623,228      1,498,013
                                            ===========      =========      =========

Reinsurance assumed represents approximately $212.5 billion, $160.0 billion, and $157.9 billion, of insurance in force at December 31, 1997, 1996, and 1995, respectively. The amount of ceded insurance in force, including retrocession, was $50.4 billion, $53.2 billion, and $48.7 billion, for 1997, 1996, and 1995, respectively.

(6) FEDERAL INCOME TAXES

Income tax expense (benefit) attributable to income from operations consists of the following (in thousands):

                                  1997         1996         1995
Current income tax expense     $   65,778      45,902      115,769
Deferred income tax expense
  (benefit)                          (113)     13,992       29,411
                               ----------     -------      -------
Provision for income taxes     $   65,665      59,894      145,180
                               ==========     =======      =======

Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pre-tax income as a result of the following (in thousands):

                                          1997           1996           1995
Computed "expected" tax expense        $   64,763        57,055        135,353
Increase (decrease) in income tax
   resulting from:
   Surplus tax on mutual life
     insurance companies                    5,325         4,777            -
   Foreign tax rate in excess
     of U.S. tax rate                         556           941            763
   Tax preferred investment
     income                                (6,583)       (7,318)        (5,784)
   State tax net of federal benefit           830           971            292
   GAAP/tax basis difference
     on GenCare sale                          -             -           15,710
   Foreign tax credit                        (594)          -              -
   Goodwill amortization                      956           895            567
   Difference in book vs. tax
     basis in domestic
     subsidiaries                           2,166         2,230          1,547
   Other, net                              (1,754)          343         (3,268)
                                       ----------       -------        -------
Provision for income taxes             $   65,665        59,894        145,180
                                       ==========       =======        =======

Total income taxes were allocated as follows:

                                          1997           1996           1995
Provision for income taxes             $   65,665        59,894        145,180
Income tax from stockholder equity:
   Unrealized holding gain
     or loss on debt and
     equity securities
     recognized for financial
     reporting purposes                    55,923       (24,612)        99,871
Foreign currency translation              (12,122)          -              -
Other                                        (437)       (1,023)           -
                                       ----------       -------        -------
Total income tax                       $  109,029        34,259        245,051
                                       ==========       =======        =======

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1997 and 1996 are presented below (in thousands):

                                                 1997            1996
Deferred tax assets:
   Reserve for future policy benefits        $  149,496        138,848
   Deferred acquisition costs capitalized
      for tax                                   110,418         95,332
   Difference in basis of post retirement
      benefits                                    6,846         13,993
   Net operating loss                            40,915         22,789
   Other, net                                   132,354        106,263
                                             ----------        -------
Gross deferred tax assets                       442,029        377,225
   Less valuation allowance                       1,150          1,299
                                             ----------        -------
Total deferred tax asset after valuation
   allowance                                 $  438,879        375,926
                                             ==========        =======

                                                 1997            1996
Deferred tax liabilities:
   Unrealized gain on investments            $   78,420         63,204
   Deferred acquisition costs capitalized
      for financial reporting                   282,714        246,858
   Difference in the tax basis of
      cash and invested assets                   45,551         19,222
   Other, net                                   121,240         89,919
                                             ----------        -------
Total deferred tax liabilities                  527,925        419,203
                                             ----------        -------
Net deferred tax liability                   $   89,046         43,277
                                             ==========        =======

The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is because the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

As of December 31, 1997, the Company has provided for a 100 percent valuation allowance against the deferred tax asset related to the net operating losses of RGA's Australian, Argentine, and UK subsidiaries and Genelco's Spanish and Mexican subsidiaries. The Company has provided for a 50 percent valuation allowance against the deferred tax asset related to International Underwriting Services' net operating losses which were incurred in separate return limitation years. Based on income projections for future years, a 50 percent valuation allowance is appropriate.

At December 31, 1997, the Company had capital loss carryforwards of $.8 million. During 1997, 1996, and 1995 the Company paid income taxes totaling approximately $70.8 million, $20.7 million, and $121.7 million, respectively. At December 31, 1997, the Company's subsidiaries had recognized deferred tax assets associated with net operating loss carryforwards of approximately $115.7 million. The net operating loss and capital losses are expected to be utilized during the period allowed for carryforwards.

(7) DEFERRED POLICY ACQUISITION COSTS

A summary of the policy acquisition costs deferred and amortized is as follows (in thousands):

                                              1997       1996       1995
Balance at beginning of year              $  652,251    526,939    664,452
Transfer of present value of future
profits                                       19,279          -          -
Policy acquisition costs deferred            267,008    206,790    163,218
Policy acquisition costs amortized          (211,979)  (182,038)  (176,216)
Interest credited                             40,843     38,944     37,405
Deferred policy acquisition costs relating
  to change in unrealized (gain) loss on
  investments available for sale             (72,149)     61,616  (161,920)
                                          ----------     -------  --------
Balance at end of year                    $  695,253     652,251   526,939
                                          ==========     =======  ========

(8) ASSOCIATE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The Company has a defined benefit plan covering substantially all associates. The benefits are based on years of service and each associate's compensation level. The Company's funding policy is to contribute annually the maximum amount deductible for federal income tax purposes. Contributions provide for benefits attributed to service to date and for those expected to be earned in the future.

The Company also has several non-qualified, defined benefit, and defined contribution plans for directors and management associates. The plans are unfunded and are deductible for federal income tax purposes when the benefits are paid.



Net periodic defined benefit plan costs consist of the following (in thousands):

                                        1997       1996       1995
Service cost                  $    5,915        5,421      4,074
Interest                           8,597        8,047      7,160
Return on plan assets            (29,043)     (14,207)   (27,984)
Amortization and deferral         18,637        4,646     19,841
Other                                -            192        -
                              ----------    ---------  ---------
Pension costs                 $    4,106        4,099      3,091
                              ==========    =========  =========

The following table presents the plans' funded status and amount recognized in the Company's consolidated balance sheets at December 31, 1997 and 1996 based on the actuarial valuations as of December 31, 1997 and 1996 (in thousands):

                                                      1997                   1996
                                             Qualified     Other   Qualified      Other
                                               Plans       Plans     Plans        Plans
Actuarial present value of
   benefit obligations:
Accumulated benefit
   obligation, including vested
   benefits of $79,995 and
   $19,057 for 1997 and
   $74,223 and $18,560
   for 1996                                     82,758     27,965     76,928     26,897
                                             ---------     ------  ---------     ------
Projected benefit obligation for
   service rendered to date                     97,662     32,168     92,825     29,726

Plan assets at fair value primarily
   listed stocks and bonds                     133,477               128,545

Plan assets in excess (less than)
   projected benefit obligations                35,815    (32,168)    35,720    (29,726)


Unrecognized net transition obligation
   at December 31                                           4,021                 2,701

Pension cost funded in advance               $  35,815                35,720
                                             =========               =======
Accrued pension liability                                 (28,147)              (27,025)
                                                          ========              ========

Assumptions used for the December 31, 1997 and 1996 projected benefit obligation included a 7.25 percent current discount rate, a same age-based salary scale and
4.50 percent increase rate, respectively, for future compensation levels, and a
9.25 percent projected return on plan assets.

The Board of Directors has adopted an associate incentive plan applicable to full-time salaried associates with at least one year of service. Contributions to the plan are determined annually by the Board of Directors and are based upon salaries of eligible associates. Full vesting occurs after five years of continuous service. The Company's contribution to the plan was $10.4 million, $8.8 million, and $9.2 million for 1997, 1996, and 1995, respectively

In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Alternatively, retirees may elect certain prepaid health care benefit plans.

The Company uses the accrual method to account for the costs of its retiree benefit plans and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. The unamortized transition obligation was $16.8 million and $17.8 million at December 31, 1997 and 1996, respectively. Net postretirement benefit costs for the years ended December 31, 1997, 1996, and 1995 were $5.1 million, $5.8 million, and $5.4 million, respectively, and include the expected cost of such benefits for newly eligible or vested employees, interest cost, gains and losses arising from difference between actuarial assumptions and actual experience, and amortization of the transition obligation. The liability for the Company as of December 31, 1997 and $27.8 million and $25.6 million, respectively.

Assumptions used were as follows:

                                                      1997       1996
Discount rate in determining benefit obligations      7.25%      7.25%
Healthcare cost trend
   First year:
      Indemnity plan                                  8.0%       9.0%
      HMO plan                                        8.0%       8.0%
      Dental plan                                     8.0%       9.0%
   Ultimate                                           5.00%      5.25%

The health care cost trend rate assumption has a significant effect on the amount reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation as of December 31, 1997 by $4.7 million or
12.5 percent. The aggregate of the service cost and interest cost components of net periodic postretirement benefit cost for 1997 would increase by $.6 million or 15.5 percent.

(9) DEBT

The Company's long-term debt and notes payable consists of the following ($ in millions):

                                                                     Face value
                                                                   at December 31,
Description                               Rate       Maturity       1997      1996
Long-term debt:
General American surplus note            7.625%    January 2024    $107.0    $107.0
RGA senior note                          7.250%     April 2006      100.0     100.0
Notes payable
General American                         5.555%     March 1997        -        80.5
RGA Australia Hldgs.                     5.460%     April 1998        7.8       7.6
                                                                   ------    ------
Total long-term debt and notes payable                             $214.8    $295.1
                                                                   ======    ======

The difference between the face value of debt and the carrying value per the consolidated balance sheets is unamortized discount.

General American's surplus note pays interest on January 15 and July 15 of each year. The note is not subject to redemption prior to maturity. Payment of principal and interest on the note may be made only with the approval of the Missouri Director of Insurance.

The RGA senior note pays interest semiannually on April 1 and October 1. The ability of RGA to make debt principal and interest payments as well as make dividend payments to shareholders is ultimately dependent on the earnings and surplus of its subsidiaries and the investment earnings on the undeployed debt proceeds. The transfer of funds from the insurance subsidiaries to Reinsurance Group of America, Incorporated is subject to applicable insurance laws and regulations.

The General American note payable was retired during December of 1997.

The RGA Australian note had drawdowns for the respective years of $2.0 million in January 1997, $5.6 million in January 1996, and $2.0 million in July 1996. Principal repayments are due in April 1998 and are expected to be renewed under the terms of the line of credit. This agreement contains various restrictive covenants which primarily pertain to limitations on the quality and types of investments, minimum requirements of net worth, and minimum rating requirements.

Interest paid on debt during 1997, 1996, and 1995 amounted to $20.0 million, $19.9 million, and $9.0 million, respectively.

As of December 31, 1997, the Company was in compliance with all covenants under its debt agreements.

(10) REGULATORY MATTERS

The Company and its insurance subsidiaries are subject to financial statement filing requirements in their respective state of domicile, as well as the states in which they transact business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from GAAP. Statutory accounting practices include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on a statutorily determined formulas; and (5) valuation of investments in bonds at amortized cost.

Net income and policyholders' surplus of the Company for the years ended December 31, 1997, 1996, and 1995, as determined in accordance with statutory accounting practices, are as follows (in thousands):


                            1997         1996        1995
Net income                $   39,737    18,464      236,962
Policyholders' surplus       844,110   636,260      589,783

Under Risk-Based Capital (RBC) requirements, General American and its insurance subsidiaries are required to measure its solvency against certain parameters. As of December 31, 1997, the Company and its insurance subsidiaries exceeded the established RBC minimums. In addition, the Company and its insurance subsidiaries exceeded the minimum statutory capital and surplus requirements of their respective states of domicile.

The Company and its insurance subsidiaries are subject to limitations on the payment of dividends. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater
of): (a) 10 percent of the statutory surplus as of the preceding December 31 or (b) the statutory gain from operations for the preceding year.

(11) LEASE COMMITMENTS

The Company has entered into operating leases for office space and other assets, principally office furniture and equipment. Future minimum lease obligations under noncancelable leases are summarized as follows (in thousands):

Year ended December 31:
        1998                                 $   17,583
        1999                                     15,510
        2000                                     12,621
        2001                                      8,680
        2002                                      6,276
        Thereafter                                3,107

Operating lease expense totaled $16.4 million, $17.0 million, and $11.6 million in 1997, 1996, and 1995, respectively


(12) PARTICIPATING POLICIES AND DIVIDENDS TO POLICYHOLDERS

Over 27.5 percent and 31.2 percent of the Company's business in force relates to participating policies as of December 31, 1997 and 1996, respectively. These participating policies allow the policyholders to receive dividends based on actual interest, mortality, and expense experience for the related policies. These dividends are distributed to the policyholders through an annual dividend, using current dividend scales which are approved by the Board of Directors.

(13) CONTINGENT LIABILITIES

From time to time, the Company is subject to litigation related to its insurance business and to employment related matters in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial position or future operations.

PART C

                         OTHER INFORMATION

Item 24.    Financial statements and Exhibits

            (a)   Financial Statements
            All required financial statements are included in Part B of this Registration Statement.
            (b)   Exhibits

(1)   Resolutions of the Board of Directors of General
      American Life Insurance Company ("General American")
      authorizing establishment of the Separate Account <F1>
(2)   Not Applicable
(3)   (a)   Form of Distribution Agreement <F4>
      (b)   Form of Selling Agreement <F2>

(4)   (a)   Form of tax sheltered group variable
      annuity contract (No. V82-300) <F12>
      (b)   Form of tax sheltered individual
      variable annuity certificate (No. V82-301) <F12>
      (c)   Form of variable annuity (tax
      qualified)(No. V82-400) <F12>
      (d)   Form of individual variable annuity
      (non-tax qualified)(No. 10013) <F12>
      (e) Form of individual variable annuity (tax qualified)(No. 10014) <F12>
      (f)   Form of tax sheltered group variable
      annuity contract (No. 10015) <F12>
      (g)   Form of tax sheltered group variable
      annuity certificate (No. 10016) <F12>
      (h) Endorsement related to the reorganization of Separate Account <F11>

      (i)   Form of endorsement relating to
      requirements of Section 408(b) (IRA's)
      Internal Revenue Code IRC (No. 1096900) <F11>
      (j)   Form of endorsement allowing other Fund
      sponsors (No. 1098900) <F11>
      (k)   Form of endorsement relating tax
      sheltered annuities, Section 403(b) IRC (No.
      1098600) <F11>
      (l)   Form of endorsement relating to tax
      sheltered annuities with employer
      contribution (No. 1098800) <F11>
      (m)   Form of endorsement relating to the
      Unemployment Compensation Amendments
      (No. 1 E6) <F11>
(5)   Form of application <F7>

(6)   (a)   Amended and Restated Charter and Articles of
      Incorporation of General American Life Insurance
      Company <F12>
      (b)   By-laws of General American <F12>

(7)   Not applicable
(8)   Not applicable
(9)   Opinion and Consent of Counsel <F6>
(10) Consent of Independent Accountants with financial statements
(11)  No financial statements are omitted from Item <F23>
(12)  Not applicable
(13)  Not applicable
(14) Copies of manually signed powers of attorney for General American Life Insurance Company directors August A. Busch, III, William E. Cornelius, John C. Danforth <F10>, Bernard A. Edison, Richard A. Liddy, William E. Maritz, Craig D. Schnuck <F9>, William P. Stiritz, Andrew C. Taylor <F8>,
      H. Edwin Trusheim, Robert L. Virgil, Jr., Virginia V. Weldon, and Ted C. Wetterau <F4>.




[FN]
----------------

<F1>  Incorporated by reference to initial registration
      statement, File No. 2-39272
<F2>  Incorporated by reference to Pre-Effective Amendment
      No. 1 to registration statement of General American Separate Account Eleven, File No. 33-10146
<F3>  Incorporated by reference to initial registration
      statement of the Separate Account and General American Capital Company, File No. 33-15347
<F4>  Incorporated by reference to Post-Effective Amendments
      No. 29 and 34 to this Registration Statement
<F5>  Incorporated by reference to Pre-Effective Amendment
      No. 2 to this Registration Statement
<F6>  Incorporated by reference to Post-Effective Amendment
      No. 31 to this Registration Statement
<F7>  Incorporated by reference to Post-Effective Amendment
      No. 33 to this Registration Statement
<F8>  Incorporated by reference to Post-Effective Amendment
      No. 37 to this Registration Statement
<F9>  Incorporated by reference to Post-Effective Amendment
      No. 39 to this Registration Statement
<F10> Incorporated by reference to Post-Effective Amendment
      No. 40 to this Registration Statement
<F11> Incorporated by reference to Post-Effective Amendment
      No. 41 to this Registration Statement
<F12> Filed herewith



                                    C-1a

Item 25.  Directors and Officers of the Depositor


Officer's Name and Principal                       Positions and Offices
     Business Address<F*>                             with Depositor

Robert J. Banstetter, Sr.                       Vice President, General
700 Market Street                               Counsel & Secretary, Feb.
St. Louis, MO  63101                            1991 to present.  Vice President
                                                and General Counsel, Jan. 1983 -
                                                Feb. 1991.

John W. Barber                                  Vice President and Controller, Dec.
                                                1984 to present.

Kevin C. Eichner                                President and Chairman of
                                                the Board, Collaborative
                                                Strategies, Inc.

E. Thomas Hughes                                Corporate Actuary and
700 Market Street                               Treasurer, Oct. 1994 to
St. Louis, MO  63101                            present.  Formerly Executive Vice
                                                President - Group Pensions, March
                                                1990 - Oct. 1994.

Richard A. Liddy                                Chairman, President, and
700 Market Street                               Chief Executive Officer,
St. Louis, MO  63101                            Jan. 1995 to present.  Formerly,
                                                President and Chief Executive
                                                Officer, May 1992 - Jan.
                                                1995.  President and Chief
                                                Operating Officer, May 1988 -
                                                May 1992.

Warren J. Winer                                 Executive Vice President-Group Life
                                                & Health, Aug. 1995 to
                                                present.  Formerly Managing
                                                Director for William M.
                                                Mercer, Inc. July 1993 to
                                                Aug. 1995 and President
                                                and Chief Operating Officer,
                                                W.F. Corroon, 1986 - July
                                                1993.


                                    C-2

Officer's Name and Principal                       Positions and Offices
     Business Address<F*>                             with Depositor

Bernard H Wolzenski                             Executive Vice President-
                                                Individual, Oct. 1991 to present.
                                                Formerly Vice President, Individual
                                                Life Products, May 1986 - Oct. 1991.


A. Greig Woodring                               President  and Chief
660 Mason Ridge Center Drive                    Executive Officer,
St. Louis, MO  63141                            Reinsurance Group of America, Dec.
                                                1992 to present.  Also, Executive
                                                Vice President Reinsurance.


Richard A. Liddy, listed as a Principal Officer, is also a Director of the Company.

******
<F*>    The principal business address of each person listed is General
        American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128, unless otherwise indicated.

                                           Positions and Offices
Directors                                     with Depositor

August A. Busch III                             Director
Anheuser-Busch Companies, Inc.
One Busch Place
St. Louis, Missouri 63118

William E. Cornelius                            Director
Union Electric Company
1901 Chouteau Street
St. Louis, MO  63103

John C. Danforth                                Director
Bryan Cave
One Metropolitan Square, Suite 3600
St. Louis, Missouri 63102

Bernard A. Edison                               Director
Edison Brothers Stores, Inc.
P.O. Box 14020
St. Louis, Missouri 63178

William E. Maritz                               Director
Maritz, Inc.
1375 North Highway Drive
Fenton, Missouri 63099

Craig D. Schnuck                                Director
Schnuck Markets, Inc.
11420 Lackland Road
P.O. Box 46928
St. Louis, Missouri 63146

William P. Stiritz                              Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri 63164

Andrew C. Taylor                                Director
Enterprise Rent-A-Car
600 Corporate Park Drive
St. Louis, Missouri 63105



                                    C-4

                                           Positions and Offices
Directors                                     with Depositor

H. Edwin Trusheim                               Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri 63101

Robert L. Virgil                                Director
Edward Jones and Company
12555 Manchester Road
St. Louis, Missouri 63131-3729

Virginia V. Weldon, M.D.                        Director
Monsanto Company
800 North Lindbergh Boulevard
St. Louis, Missouri 63167

Ted C. Wetterau                                 Director
Wetterau Associates
7000 Bonhomme, Suite 750
St. Louis, Missouri 63105


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

General American Mutual Holding Company:  a mutual holding company.
---------------------------------------

      GenAmerica Corporation:  formed to hold all of the stock of General
      ----------------------
      American Life Insurance Company.

            Walnut Street Securities, Inc.:  wholly-owned, third-tier
            ------------------------------
            subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.

                  Walnut Street Advisers, Inc.:  wholly-owned subsidiary of
                  ----------------------------
                  Walnut Street Securities engaged in the business of giving investment advice.

                  WSS Insurance Agencies (Alabama, Massachusetts, Ohio,
                  -----------------------------------------------------
                  Texas), Inc.:  formed to act as insurance agencies.
                  ------------

            Collaborative Strategies, Inc.:  wholly-owned business management
            ------------------------------
            consulting company.

            GenAmerica Capital I:  Wholly-owned Delaware trust formed for the
            --------------------
            purpose of issuing securities as an investment vehicle for GenAmerica Corporation.

            Missouri Reinsurance (Barbados), Inc.:  wholly-owned Barbados
            -------------------------------------
            exempt life, accident and health reinsurance company.

            General American Life Insurance Company:  an insurance company
            ---------------------------------------
            selling life and health insurance and pensions.

            Cova Corporation:  wholly-owned subsidiary formed to own
            ----------------
            the former Xerox Life companies.

                  Cova Financial Services Life Insurance Company:
                  ----------------------------------------------
                  wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance.

                  First Cova Life Insurance Company:  wholly-owned by
                  ---------------------------------
                  Cova Financial Services Life Insurance Company, engaged in the sale of life insurance in New York.

                  Cova Financial Life Insurance Company:  wholly-owned
                  -------------------------------------
                  by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance and annuities in California.

            Cova Life Management Company:  wholly-owned by Cova
            ----------------------------
            Corporation. Employer of the individuals operating the Cova companies.

                  Cova Investment Advisory Corporation:  wholly-owned
                  ------------------------------------
                  by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners.

                  Cova Investment Allocation Corporation:  wholly-owned
                  --------------------------------------
                  by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners.

                  Cova Life Sales Company:  wholly-owned by Cova Life
                  -----------------------
                  Management Company. Broker-dealer established to supervise sales of Cova Life contracts.

                  Cova Life Administration Services Company:  49% owned
                  -----------------------------------------
                  by Cova Life Management Company.  Provides
                  administrative services for Cova annuities. (51% owned by Genelco Incorporated.)

            General Life Insurance Company:  wholly-owned subsidiary,
            ------------------------------
            domiciled in Texas, engaged in the business of selling life insurance and annuities.

                  General Life Insurance Company of America:  wholly-
                  -----------------------------------------
                  owned subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities.

            Paragon Life Insurance Company:  wholly-owned subsidiary
            ------------------------------
            engaged in employer sponsored sales of life insurance.

            Equity Intermediary Company:  wholly-owned subsidiary
            ---------------------------
            holding company formed to own stock in subsidiaries.

                  Reinsurance Group of America, Incorporated:
                  ------------------------------------------
                  subsidiary, of which approximately 64% is owned by Equity Intermediary and the balance by the public.

                        RGA Sudamerica S.A.:  Chilean subsidiary, of
                        -------------------
                        which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company, existing to hold Chilean reinsurance operations.

                              BHIF America Sequros de Vida S.A.:
                              ---------------------------------
                              Chilean subsidiary, of which 50% is owned by RGA Sudamerica S.A. and 50% is owned by Chilean interests, engaged in business as a life/annuity insurer.

                              RGA Reinsurance Company Chile S.A.:  100%
                              ----------------------------------
                              owned by RGA, engaged in business of
                              reinsuring life and annuity business of
                              BHIF America.

                        Manantial Sequros de Vida S.A.:  Argentinean
                        ------------------------------
                        subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer.

                        RGA Reinsurance Company:  subsidiary of
                        -----------------------
                        Reinsurance Group of America engaged in the reinsurance business.

                              Fairfield Management Group, Inc. (fka
                              -------------------------------------
                              Great Rivers Holding Company):  100%
                              -----------------------------
                              owned subsidiary.

                                    Reinsurance Partners, Inc. (fka
                                    -------------------------------
                                    Adrian Baker Reinsurance
                                    ------------------------
                                    Intermediaries, Inc.):  wholly-
                                    ---------------------
                                    owned subsidiary of Fairfield
                                    Management Group, Inc., engaged in
                                    business as a reinsurance brokerage
                                    company.

                                    Great Rivers Reinsurance
                                    ------------------------
                                    Management, Inc.:  wholly-owned
                                    ----------------
                                    subsidiary of Fairfield Management
                                    Group, Inc., acting as a
                                    reinsurance manager.

                                    RGA (U.K.) Underwriting Agency
                                    ------------------------------
                                    Limited:  80% owned by Fairfield
                                    -------
                                    Management Group, Inc.

                        RGA Reinsurance Company (Barbados) Ltd.:
                        ---------------------------------------
                        subsidiary of Reinsurance Group of
                        America, Incorporated formed to engage in the exempt insurance business.

                                    RGA/Swiss Financial Group, L.L.C.:
                                    ---------------------------------
                                    40% owned subsidiary formed to
                                    market and manage financial
                                    reinsurance business to be assumed
                                    by RGA Reinsurance Company.

                              RGA International Ltd.:  a New Brunswick
                              ----------------------
                              corporation wholly-owned by Reinsurance
                              Group of America, existing to hold
                              Canadian reinsurance operations.

                                    RGA Canada Management Company,
                                    ------------------------------
                                    Ltd.:  a New Brunswick corporation
                                    ----
                                    wholly-owned by G.A. Canadian
                                    Holdings, existing to accommodate
                                    Canadian investors.

                                          RGA Life Reinsurance Company
                                          ----------------------------
                                          of Canada:  wholly-owned by
                                          ---------
                                          RGA Canada Management
                                          Company, Ltd.

                        RGA Holdings Limited:  holding company formed
                        --------------------
                        in the United Kingdom to own two operating companies: RGA Managing Agency Limited and RGA Capital Limited.

                              RGA Managing Agency Limited:  company has
                              ---------------------------
                              applied to Lloyd's of London for
                              registration as a managing agent or
                              underwriter.

                              RGA Capital Limited:  company has applied
                              -------------------
                              to Lloyd's of London for admission as the sole corporate member of a new Lloyd's syndicate which will underwrite accident and health business.

                              RGA Insurance Company (Bermuda) Limited:
                              ---------------------------------------
                              subsidiary formed to engage in insurance business.

                              RGA Australian Holdings Pty Limited:
                              -----------------------------------
                              holding company formed to own RGA
                              Reinsurance Company of Australia Limited.

                                    RGA Reinsurance Company of
                                    --------------------------
                                    Australia Limited:  formed to
                                    -----------------
                                    reinsure the life, health and
                                    accident business of non-affiliated
                                    Australian insurance companies.

                        Security Equity Life Insurance Company:
                        --------------------------------------
                        wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.

                        General American Holding Company:  wholly-owned
                        --------------------------------
                        subsidiary owning non-insurance subsidiaries.

                              Conning Corporation:  63% owned, second-
                              -------------------
                              tier subsidiary formed to own the Conning companies (with the remainder owned by the public).

                                    Conning, Inc.:  a holding company
                                    -------------
                                    organized under Delaware law.

                                          Conning & Company:  a
                                          -----------------
                                          Connecticut corporation
                                          engaged in providing asset
                                          management and investment
                                          advisory services as well as
                                          insurance research services.

                                                Conning Asset
                                                -------------
                                                Management Company:  a
                                                ------------------
                                                Missouri corporation
                                                engaged in providing
                                                investment advice.

                              Consultec, Inc.:  wholly-owned, second-
                              ---------------
                              tier subsidiary engaged in providing data processing services for government entities.

                              Genelco Incorporated:  wholly-owned,
                              --------------------
                              second-tier subsidiary engaged in the
                              sale of computer software and in
                              providing third party administrative
                              services.

                                    International Underwriting
                                    --------------------------
                                    Services, Incorporated:  88.3%
                                    ----------------------
                                    owned by Genelco.  Provides third
                                    party underwriting services to
                                    insurance companies.

                                    Genelco de Mexico:  99% owned by
                                    -----------------
                                    Genelco Incorporated, engaged in
                                    licensing of Genelco software
                                    products in Latin America.

                                    Genelco Software, S.A.:  99% owned
                                    ----------------------
                                    by Genelco Incorporated, engaged in
                                    licensing of Genelco software
                                    products in Spain.

                                    Cova Life Administration Services
                                    ---------------------------------
                                    Company:  51% owned.  Provides
                                    -------
                                    administrative services for Cova
                                    annuities.  (49% owned by Cova Life
                                    Management Company.)

                              Red Oak Realty Company:  wholly-owned,
                              ----------------------
                              second-tier subsidiary formed for the
                              purpose of investing in and operating
                              real estate.

                              GenMark Incorporated:  wholly-owned,
                              --------------------
                              second-tier subsidiary company acting as distribution company.

                              Stan Mintz Associates, Inc.:  wholly-
                              ---------------------------
                              owned subsidiary purchased to maintain a significant marketing presence in the Madison, Wisconsin area upon the retirement of General Agent Stan Mintz.

                        White Oak Royalty Company:  wholly-owned,
                        -------------------------
                        second-tier subsidiary formed to own mineral interests.

                        Symbience, L.L.C.:  60% owned by General
                        -----------------
                        American; administers notification, billing, and collection of insurance premiums for group employee welfare benefit plans.


Mutual funds associated with General American Life Insurance Company:

      General American Capital Company

      The Walnut Street Funds, Inc.

Item 27.    Number of Contract Owners

As of 31 March 1998 there were: 8,485

Title of Class                  Number of Owners of Record

Qualified                                 7,052
Non-Qualified                             1,433


Item 28.    Indemnification

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

      1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

      2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

      (a) Walnut Street Securities, Inc., serves as the principal underwriter for the variable annuity contracts funded by Separate Account Two. Walnut Street Securities also serves as the principal underwriter for variable life insurance policies funded by Separate Account Eleven of General American.

      (b)   Directors and Officers


      Name and Principal Business               Positions and Offices
              Address<F*>                         with Underwriter

      Officers
      Richard J. Miller                         President, Chief
                                                Executive Officer
      Nancy L. Gucwa                            Executive Vice President
                                                and Chief Operating
                                                Officer
      Milton F. Svetanics, Jr.                  Vice President,
                                                Secretary, and General
                                                Counsel
      Don P. Wuller                             Senior Vice President,
                                                Administration
      Steven D. Anderson                        Vice President & Chief
                                                Financial Officer
      Stephen E. Abbey                          Vice President,
                                                Compliance and Assistant
                                                Secretary
      E. Thomas Hughes, Jr.                     Treasurer

      Directors
      Dona L. Barber                            Director
      Kevin C. Eichner                          Director, Chairman
      Nancy L. Gucwa                            Director
      Matthew P. McCauley                       Director
      Richard J. Miller                         Director
      Michael N. Nicholson                      Director
      Steven C. Palmitier                       Director
      Milton F. Svetanics, Jr.                  Director
      Bernard H Wolzenski                       Director

<F*> Messrs. Hughes, McCauley, and Svetanics are at 700 Market Street, St.
     Louis, Missouri 63101. Mr. Wolzenski is at 13045 Tesson Ferry Road, St. Louis, Missouri 63128. Messrs. Abbey, Anderson, Miller, M.M. Nicholson, Palmitier, Wuller and Ms. Gucwa are at 400 South Fourth Street, Suite 1000, St. Louis, Missouri 63102.

      (c)   Principal Underwriter
            Walnut Street

            1997 Brokerage          1997 Compensation
            $843,979.40             $843,979.40

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by General American at its administrative offices, 13045 Tesson Ferry Road, St. Louis, Missouri 63128.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings and Representations


(a) Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


(b) Registrant undertakes to include, as part of the application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) Registrant represents that it is relying upon a "no-action" letter (No. P-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) General American, of which Registrant forms a part, hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                               SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, General American Separate Account Two certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of St. Louis, State of Missouri, on the 14th day of April, 1998.


                                    GENERAL AMERICAN SEPARATE
                                    ACCOUNT TWO (REGISTRANT)

(Seal)                              By:   GENERAL AMERICAN LIFE
                                          INSURANCE COMPANY (for
                                          Registrant and as
                                          Depositor)


Attest:----------------------       By:----------------------
Robert J. Banstetter, Sr.           Richard A. Liddy
Secretary                           Chairman, President, and
                                    Chief Executive Officer
                                    General American Life
                                    Insurance Company

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amended Registration Statement has been signed below by the following persons in their capacities with General American Life Insurance Company and on the dates indicated.


Signature                           Title                                     Date

---------------------
Richard A. Liddy                    Chairman, President, and                  4/14/98
                                    Chief Executive Officer
                                    (Principal Executive Officer)



---------------------
John W. Barber                      Vice President and Controller             4/14/98
                                    (Principal Accounting Officer and
                                    Principal Financial Officer)

<F*>
August A. Busch, III                Director

<F*>
William E. Cornelius                Director

<F*>
John C. Danforth                    Director

<F*>
Bernard A. Edison                   Director

------------------------
Richard A. Liddy                    Director                                  4/14/98

<F*>
William E. Maritz                   Director

<F*>
Craig D. Schnuck                    Director

<F*>
William P. Stiritz                  Director





                                    C-18

Signature                           Title                                     Date
<F*>
Andrew C. Taylor                    Director

<F*>
H. Edwin Trusheim                   Director

<F*>
Robert L. Virgil, Jr.               Director

<F*>
Virginia V. Weldon                  Director

<F*>
Ted C. Wetterau                     Director



<F*>By ---------------------                                                  4/14/98
Matthew P. McCauley

<F*> Original powers of attorney authorizing Matthew P. McCauley to sign the registration statement and amendments thereto on behalf of the Directors of General American Life Insurance Company have been filed previously.

The Board of Directors
General American Life Insurance Company


We consent to the use of our reports included herein on General American Life Insurance Company and on General American Separate Account Two and to the reference of our firm under the heading "Financial Statements" in the Registration Statement and Prospectus for General American Separate Account Two. Our report on the consolidated financial statements of General American Life Insurance Company and subsidiaries refers to the adoption of Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts in 1996.





                              KPMG Peat Marwick LLP





St. Louis, Missouri
April 17, 1998





                                    C-20